UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07462

                                WM Variable Trust
               (Exact name of registrant as specified in charter)

                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
               (Address of principal executive offices) (Zip code)

                                Jeffrey L. Lunzer
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                   Date of fiscal year end: December 31, 2005

                  Date of reporting period: September 30, 2005

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT REIT FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 REAL ESTATE INVESTMENT TRUSTS (REITS) - 88.7%

     DIVERSIFIED - 4.2%
        700   Colonial Properties Trust ...................... $        31
     22,200   iStar Financial Inc. ...........................         898
     17,000   Vornado Realty Trust ...........................       1,472
                                                               -----------
              Total Diversified ..............................       2,401
                                                               -----------

     HEALTH CARE - 5.0%
     42,400   Health Care Property Investors, Inc. ...........       1,145
     29,000   Healthcare Realty Trust, Inc. ..................       1,164
     23,700   Nationwide Health Properties, Inc. .............         552
                                                               -----------
              Total Health Care ..............................       2,861
                                                               -----------

     INDUSTRIAL/OFFICE - 25.9%

       INDUSTRIAL - 5.1%
     25,500   AMB Property Corporation .......................       1,145
     40,500   ProLogis .......................................       1,795
                                                               -----------
                                                                     2,940
                                                               -----------

       MIXED - 1.9%
     31,500   Duke Realty Corporation ........................       1,067
                                                               -----------
       OFFICE - 18.9%
     27,400   Alexandria Real Estate Equities, Inc. ..........       2,266
     18,000   Arden Realty, Inc. .............................         741
     19,600   Boston Properties, Inc. ........................       1,390
     31,500   CarrAmerica Realty Corporation .................       1,132
     65,800   Corporate Office Properties Trust ..............       2,300
     43,000   Equity Office Properties Trust .................       1,406
     23,800   SL Green Realty Corporation** ..................       1,623
                                                               -----------
                                                                    10,858
                                                               -----------
              Total Industrial/Office ........................      14,865
                                                               -----------

     LODGING/RESORTS - 5.0%
     65,100   Equity Inns, Inc. ..............................         879
     25,900   Hospitality Properties Trust ...................       1,110
     50,800   Host Marriott Corporation ......................         858
                                                               -----------
              Total Lodging/Resorts ..........................       2,847
                                                               -----------

     MORTGAGE/FINANCIAL - 1.6%
     34,600   Annaly Mortgage Management, Inc.** .............         448
      9,500   Redwood Trust, Inc.** ..........................         462
                                                               -----------
              Total Mortgage/Financial .......................         910
                                                               -----------

     RESIDENTIAL - 11.2%

       APARTMENTS - 11.2%
     27,000   AvalonBay Communities, Inc. ....................       2,314
     64,000   Equity Residential .............................       2,422
     71,900   United Dominion Realty Trust, Inc. .............       1,704
                                                               -----------
              Total Residential ..............................       6,440
                                                               -----------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

     RETAIL - 26.3%

       REGIONAL MALLS - 15.6%
     46,500   General Growth Properties, Inc. ................ $     2,089
     34,700   Macerich Company ...............................       2,254
     33,600   Mills Corporation ..............................       1,851
     37,200   Simon Property Group, Inc. .....................       2,757
                                                               -----------
                                                                     8,951
                                                               -----------

       SHOPPING CENTERS - 10.7%
     42,200   Developers Diversified Realty Corporation ......       1,970
     24,000   Equity One, Inc. ...............................         558
     61,800   Kimco Realty Corporation .......................       1,942
     24,900   Pan Pacific Retail Properties, Inc. ............       1,641
                                                               -----------
                                                                     6,111
                                                               -----------
              Total Retail ...................................      15,062
                                                               -----------

     SELF STORAGE - 2.1%
     18,000   Public Storage, Inc. ...........................       1,206
                                                               -----------

     SPECIALTY - 7.4%
     41,700   Capital Automotive REIT ........................       1,614
     15,100   Entertainment Properties Trust .................         674
     16,400   Global Signal Inc. .............................         734
     33,000   Plum Creek Timber Company, Inc. ................       1,251
                                                               -----------
              Total Specialty ................................       4,273
                                                               -----------
              Total REITs
                (Cost $32,796) ...............................      50,865
                                                               -----------

 COMMON STOCKS - 6.9%

     CONSUMER DISCRETIONARY - 3.0%

       CONSUMER DURABLES & APPAREL - 1.5%
     23,900   D.R. Horton, Inc. ..............................         866
                                                               -----------

       CONSUMER SERVICES - 1.5%
     13,300   Harrah's Entertainment, Inc. ...................         867
                                                               -----------
              Total Consumer Discretionary ...................       1,733
                                                               -----------

     FINANCIALS - 3.9%

       DIVERSIFIED FINANCIALS - 2.2%
     24,200   Countrywide Financial Corporation ..............         798
      7,000   St. Joe Company ................................         437
                                                               -----------
                                                                     1,235
                                                               -----------

       INSURANCE - 1.7%
     21,800   Fidelity National Financial, Inc. ..............         971
              Total Financials ...............................       2,206
                                                               -----------
              Total Common Stocks
                (Cost $2,850) ................................       3,939
                                                               -----------



                     See Notes to Portfolio of Investments.                    1

--------------------------------------------------------------------------------
VT REIT FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                        VALUE
     (000S)                                                        (000S)
     ------                                                         ------

 REPURCHASE AGREEMENT - 4.4%
   (COST $2,520)
$     2,520   Agreement with Morgan Stanley, 3.400%
                dated 09/30/2005, to be repurchased at
                $2,521,000 on 10/03/2005
                (Collateralized by U.S. Treasury Bond,
                3.000% due 07/15/2012,
                market value $2,590,000) ..................... $     2,520
                                                               -----------
 SHORT-TERM INVESTMENT - 4.2%
   (COST $2,390)
      2,390   Mellon GSL DBT II
                Collateral Fund++ ............................       2,390
                                                               -----------
TOTAL INVESTMENTS (Cost $40,556*) ..................   104.2%       59,714
OTHER ASSETS (LIABILITIES) (Net) ...................    (4.2)       (2,392)
                                                      ------   -----------
NET ASSETS .........................................   100.0%  $    57,322
                                                      ======   ===========
-------------------------
  * Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at September 30, 2005, and have an aggregate market value of $2,348,000, representing 4.1% of the total net assets of the Fund (Collateral Value $2,390,000).
 ++ Represents investment purchased with cash collateral for securities loaned.

2                     See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT EQUITY INCOME FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - 85.8%

     CONSUMER DISCRETIONARY - 10.9%

       AUTOMOBILES & COMPONENTS - 3.6%
     62,100   Autoliv, Inc.+ ................................. $     2,701
     72,700   General Motors Corporation** ...................       2,225
     54,000   Magna International Inc., Class A ..............       4,043
                                                               -----------
                                                                     8,969
                                                               -----------

       CONSUMER DURABLES & APPAREL - 1.9%
     62,000   D.R. Horton, Inc. ..............................       2,246
     30,000   NIKE Inc., Class B .............................       2,450
                                                               -----------
                                                                     4,696
                                                               -----------

       CONSUMER SERVICES - 3.1%
     32,500   Carnival Corporation ...........................       1,624
     42,500   Harrah's Entertainment, Inc. ...................       2,771
     96,000   McDonald's Corporation .........................       3,215
                                                               -----------
                                                                     7,610
                                                               -----------

       MEDIA - 0.4%
     15,100   Gannett Company, Inc. ..........................       1,039
                                                               -----------

       RETAILING - 1.9%
     19,936   Federated Department Stores, Inc. ..............       1,333
     33,800   Neiman Marcus Group, Inc., Class A .............       3,379
                                                               -----------
                                                                     4,712
                                                               -----------
              Total Consumer Discretionary ...................      27,026
                                                               -----------

     CONSUMER STAPLES - 5.5%

       FOOD & STAPLES RETAILING - 1.4%
     68,000   Wal-Mart de Mexico SA de CV, ADR ...............       3,458
                                                               -----------

       FOOD, BEVERAGE & TOBACCO - 2.9%
     43,500   Altria Group, Inc. .............................       3,207
     64,500   ConAgra Foods, Inc. ............................       1,596
     41,700   Diageo PLC, Sponsored ADR** ....................       2,419
                                                               -----------
                                                                     7,222
                                                               -----------

       HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
     52,000   Procter & Gamble Company .......................       3,092
                                                               -----------
              Total Consumer Staples .........................      13,772
                                                               -----------

     ENERGY - 10.5%
     77,000   Baker Hughes Inc.** ............................       4,595
     37,500   BP PLC, Sponsored ADR ..........................       2,657
     35,484   Chevron Corporation ............................       2,297
     33,760   ConocoPhillips Company .........................       2,360
     99,100   GlobalSantaFe Corporation ......................       4,521
     47,000   Schlumberger Ltd. ..............................       3,966
     50,894   Valero Energy Corporation ......................       5,754
                                                               -----------
              Total Energy ...................................      26,150
                                                               -----------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

     FINANCIALS - 25.3%

       BANKS - 7.0%
     92,602   Bank of America Corporation .................... $     3,899
     41,000   Mellon Financial Corporation ...................       1,311
    129,000   North Fork Bancorporation, Inc. ................       3,289
     87,200   TCF Financial Corporation ......................       2,333
     72,000   U.S. Bancorp ...................................       2,022
     78,000   Wells Fargo & Company ..........................       4,568
                                                               -----------
                                                                    17,422
                                                               -----------

       DIVERSIFIED FINANCIALS - 7.7%
     57,000   Allied Capital Corporation+** ..................       1,632
     96,500   Citigroup Inc. .................................       4,393
     84,998   Countrywide Financial Corporation ..............       2,803
     26,000   Franklin Resources, Inc. .......................       2,183
     37,000   Freddie Mac ....................................       2,089
     64,000   JPMorgan Chase & Company .......................       2,171
     39,500   Morgan Stanley .................................       2,131
     25,600   T. Rowe Price Group, Inc. ......................       1,672
                                                               -----------
                                                                    19,074
                                                               -----------

       INSURANCE - 10.6%
     93,400   ACE Ltd. .......................................       4,396
    104,500   AFLAC Inc. .....................................       4,734
     70,000   Allstate Corporation ...........................       3,870
     20,200   American International Group, Inc. .............       1,252
     81,000   Fidelity National Financial, Inc. ..............       3,606
    168,750   HCC Insurance Holdings, Inc. ...................       4,814
     53,500   XL Capital Ltd., Class A .......................       3,640
                                                               -----------
                                                                    26,312
                                                               -----------
              Total Financials ...............................      62,808
                                                               -----------

     HEALTH CARE - 7.6%

       HEALTH CARE EQUIPMENT & SERVICES - 3.4%
     40,000   Becton Dickinson & Company .....................       2,097
     20,000   Cardinal Health, Inc. ..........................       1,269
     94,000   HCA, Inc. ......................................       4,504
     10,100   Smith & Nephew PLC, Sponsored ADR ..............         429
                                                               -----------
                                                                     8,299
                                                               -----------

       PHARMACEUTICALS & BIOTECHNOLOGY - 4.2%
     52,000   Abbott Laboratories ............................       2,205
     71,000   Johnson & Johnson ..............................       4,493
    150,000   Pfizer Inc. ....................................       3,745
                                                               -----------
                                                                    10,443
                                                               -----------
              Total Health Care ..............................      18,742
                                                               -----------

     INDUSTRIALS - 8.6%

       CAPITAL GOODS - 5.8%
     29,500   Boeing Company .................................       2,005
     25,800   Dover Corporation ..............................       1,052
     20,500   General Dynamics Corporation ...................       2,451
     66,500   General Electric Company .......................       2,239


                     See Notes to Portfolio of Investments.                   3

--------------------------------------------------------------------------------
VT EQUITY INCOME FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - (CONTINUED)

     INDUSTRIALS - (CONTINUED)

       CAPITAL GOODS - (CONTINUED)
     51,000   Northrop Grumman Corporation ................... $     2,772
     43,000   PACCAR Inc. ....................................       2,919
     19,000   Rockwell Automation, Inc. ......................       1,005
                                                               -----------
                                                                    14,443
                                                               -----------

       COMMERCIAL SERVICES & SUPPLIES - 1.5%
     58,000   Paychex, Inc.+ .................................       2,151
     56,500   Waste Management Inc. ..........................       1,616
                                                               -----------
                                                                     3,767
                                                               -----------

       TRANSPORTATION - 1.3%
    100,000   Cathay Pacific Airways Limited, ADR ............         889
      4,400   Union Pacific Corporation ......................         316
     28,000   United Parcel Service, Inc., Class B ...........       1,936
                                                               -----------
                                                                     3,141
                                                               -----------
              Total Industrials ..............................      21,351
                                                               -----------

     INFORMATION TECHNOLOGY - 6.1%

       COMMUNICATIONS EQUIPMENT - 2.5%
     85,000   Harris Corporation** ...........................       3,553
    153,000   Nokia Oyj, Sponsored ADR .......................       2,587
                                                               -----------
                                                                     6,140
                                                               -----------

       COMPUTERS & PERIPHERALS - 1.7%
     92,300   Hewlett-Packard Company ........................       2,695
     20,000   International Business Machines Corporation ....       1,605
                                                               -----------
                                                                     4,300
                                                               -----------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
     61,000   Intel Corporation ..............................       1,503
     90,000   Microchip Technology Inc. ......................       2,711
                                                               -----------
                                                                     4,214
                                                               -----------

       SOFTWARE - 0.2%
     20,000   Microsoft Corporation ..........................         515
                                                               -----------
              Total Information Technology ...................      15,169
                                                               -----------

     MATERIALS - 3.6%
     38,000   Alcoa Inc. .....................................         928
     61,000   Cemex SA de CV, Sponsored ADR ..................       3,190
     45,000   Dow Chemical Company ...........................       1,875
     43,600   Weyerhaeuser Company ...........................       2,998
                                                               -----------
              Total Materials ................................       8,991
                                                               -----------

     TELECOMMUNICATION SERVICES - 2.3%
     48,000   BellSouth Corporation ..........................       1,262
     49,500   Verizon Communications Inc. ....................       1,618
    104,000   Vodafone Group PLC, Sponsored ADR ..............       2,701
                                                               -----------
              Total Telecommunication Services ...............       5,581
                                                               -----------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

     UTILITIES - 5.4%
      3,000   Dominion Resource Inc. ......................... $       258
    128,000   FPL Group, Inc. ................................       6,093
     47,500   Pinnacle West Capital Corporation ..............       2,094
     28,000   Progress Energy, Inc. ..........................       1,253
    105,000   Southern Company ...............................       3,755
                                                               -----------
              Total Utilities ................................      13,453
                                                               -----------

              Total Common Stocks
                (Cost $166,760) ..............................     213,043
                                                               -----------

 REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.6%
     27,800   AMB Property Corporation .......................       1,248
      6,500   AvalonBay Communities, Inc. ....................         557
     16,500   Developers Diversified Realty Corporation ......         771
     12,200   Duke Realty Corporation ........................         413
     36,000   Equity Office Properties Trust .................       1,178
     29,500   Equity Residential .............................       1,117
     21,000   General Growth Properties, Inc. ................         943
     32,200   Health Care Property Investors, Inc. ...........         869
     75,500   Host Marriott Corporation ......................       1,276
     21,000   Kimco Realty Corporation .......................         660
     11,000   Macerich Company ...............................         714
     24,000   Plum Creek Timber Company, Inc. ................         910
     42,000   ProLogis .......................................       1,861
     18,800   Public Storage, Inc. ...........................       1,260
     19,000   Simon Property Group, Inc. .....................       1,408
     14,400   Vornado Realty Trust ...........................       1,247
                                                               -----------

              Total REITs
                (Cost $11,448) ...............................      16,432
                                                               -----------

  PRINCIPAL
   AMOUNT
   (000S)
  --------

 CONVERTIBLE SECURITIES - 2.5%

     CONVERTIBLE BONDS AND NOTES - 2.5%
$     1,500   Continental Airlines, Inc., Conv. Sr. Note,
                5.000% due 06/15/2023 ........................       1,037
        600   CV Therapeutics, Inc., Conv. Sr. Sub. Deb.,
                2.000% due 05/16/2023 ........................         520
      1,500   deCODE genetics, Inc., Conv. Sr. Note,
                3.500% due 04/15/2011 ........................       1,303
        600   Echostar Communications, Conv. Sub. Note,
                5.750% due 05/15/2008 ........................         597
        850   RadiSys Corporation, Conv. Sub. Note,
                5.500% due 08/15/2007 ........................         851
      1,750   TriQuint Semiconductor, Inc., Conv. Sub. Note,
                4.000% due 03/01/2007 ........................       1,704
                                                               -----------

              Total Convertible Securities
                (Cost $6,032) ................................       6,012
                                                               -----------

 FIXED INCOME SECURITIES - 1.3%

     CORPORATE BONDS AND NOTES - 1.3%
        100   Aetna Inc., Company Guarantee,
                7.125% due 08/15/2006 ........................         102
        500   Aetna Inc., Sr. Note,
                7.875% due 03/01/2011 ........................         571


4                     See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT EQUITY INCOME FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------

 FIXED INCOME SECURITIES - (CONTINUED)

     CORPORATE BONDS AND NOTES - (CONTINUED)
$        45   Baxter International Inc., Note,
                7.125% due 02/01/2007 ........................ $        46
      1,000   ERAC USA Finance Company, Note,
                7.350% due 06/15/2008++ ......................       1,061
         59   Raytheon Company, Sr. Note,
                6.150% due 11/01/2008 ........................          61
      1,000   TELUS Corporation, Note,
                8.000% due 06/01/2011 ........................       1,145
        100   Texas-New Mexico Power Company,
                Sr. Note,
                6.250% due 01/15/2009 ........................         104
                                                               -----------

              Total Corporate Bonds and Notes
                (Cost $2,836) ................................       3,090
                                                               -----------

     U.S. GOVERNMENT AGENCY
       MORTGAGE-BACKED SECURITIES - 0.0% +++

       FEDERAL HOME LOAN MORTGAGE CORPORATION
       (FHLMC) - 0.0% +++
         53   6.500% due 09/01/2030 ..........................          54
         26   7.000% due 09/01/2030 ..........................          27
                                                               -----------
              Total U.S. Government Agency
                 Mortgage-Backed Securities
                 (Cost $76) ..................................          81
                                                               -----------
                 Total Fixed Income Securities
                 (Cost $2,912) ...............................       3,171
                                                               -----------

     SHARES
     ------

 WARRANTS - 0.0% +++
   (COST $0)
        250   V2 Music Holdings PLC,
                Expires 05/07/2008+,++ .......................           0***
                                                               -----------

   PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------

 REPURCHASE AGREEMENT - 6.3%
   (COST $15,684)
$    15,684   Agreement with Morgan Stanley, 3.400%
                dated 09/30/2005, to be repurchased at
                $15,688,000 on 10/03/2005
                (Collateralized by U.S. Treasury Bond,
                3.000% due 07/15/2012,
                market value $16,119,000) .................... $    15,684
                                                               -----------

 SHORT-TERM INVESTMENT - 4.3%
   (COST $10,707)
     10,707   Mellon GSL DBT II
                Collateral Fund++++ ..........................      10,707
                                                               -----------
TOTAL INVESTMENTS (Cost $213,543*) .................   106.8%      265,049
OTHER ASSETS (LIABILITIES) (Net) ...................    (6.8)      (16,782)
                                                      ------   -----------
NET ASSETS .........................................   100.0%  $   248,267
                                                      ======   ===========
---------------------------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at September 30, 2005, and have an aggregate market value of $10,456,000, representing 4.2% of the total net assets of the Fund (Collateral Value $10,707,000).
  *** Value of security is less than $500.
    + Non-income producing security.
   ++ Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933, as amended.
  +++ Amount represents less than 0.1% of the total net assets of the Fund. ++++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    ADR       --  American Depositary Receipt
--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                    5

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT GROWTH & INCOME FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - 95.9%

     CONSUMER DISCRETIONARY - 11.4%

       CONSUMER DURABLES & APPAREL - 1.2%
    205,000   Mattel, Inc. ................................... $     3,419
                                                               -----------

       CONSUMER SERVICES - 4.8%
     75,000   Apollo Group, Inc., Class A+ ...................       4,979
    168,000   Carnival Corporation** .........................       8,397
                                                               -----------
                                                                    13,376
                                                               -----------

       MEDIA - 3.8%
    111,000   Comcast Corporation, Class A+ ..................       3,261
    104,000   Comcast Corporation, Special Class A+ ..........       2,993
    130,000   Viacom Inc., Class B ...........................       4,292
                                                               -----------
                                                                    10,546
                                                               -----------

       RETAILING - 1.6%
    118,000   Gap, Inc. ......................................       2,057
     46,000   Kohl's Corporation+ ............................       2,308
                                                               -----------
                                                                     4,365
                                                               -----------
              Total Consumer Discretionary ...................      31,706
                                                               -----------

     CONSUMER STAPLES - 9.6%

       FOOD & STAPLES RETAILING - 4.0%
     82,000   Costco Wholesale Corporation ...................       3,534
    217,500   Kroger Company+ ................................       4,478
     71,000   Wal-Mart Stores Inc. ...........................       3,111
                                                               -----------
                                                                    11,123
                                                               -----------

       FOOD, BEVERAGE & TOBACCO - 1.9%
     92,000   PepsiCo, Inc. ..................................       5,218
                                                               -----------

       HOUSEHOLD & PERSONAL PRODUCTS - 3.7%
    100,000   Avon Products, Inc. ............................       2,700
     54,000   Kimberly-Clark Corporation .....................       3,215
     73,000   Procter & Gamble Company .......................       4,340
                                                               -----------
                                                                    10,255
                                                               -----------
              Total Consumer Staples .........................      26,596
                                                               -----------

     ENERGY - 10.7%
     91,000   BP PLC, Sponsored ADR ..........................       6,447
     29,291   Chevron Corporation ............................       1,896
     59,000   ENSCO International Inc. .......................       2,749
     88,000   ExxonMobil Corporation .........................       5,592
    135,000   GlobalSantaFe Corporation ......................       6,159
     42,000   Royal Dutch Shell PLC, Class A, ADR ............       2,757
     48,000   Schlumberger Ltd. ..............................       4,050
                                                               -----------
              Total Energy ...................................      29,650
                                                               -----------


                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

     FINANCIALS - 21.2%

       BANKS - 7.8%
    214,000   Bank of America Corporation .................... $     9,009
     95,000   North Fork Bancorporation, Inc. ................       2,422
    103,000   Wachovia Corporation ...........................       4,902
     94,000   Wells Fargo & Company ..........................       5,506
                                                               -----------
                                                                    21,839
                                                               -----------

       DIVERSIFIED FINANCIALS - 6.6%
    131,000   Citigroup Inc. .................................       5,963
    107,000   Freddie Mac ....................................       6,041
    188,000   JPMorgan Chase & Company .......................       6,379
                                                               -----------
                                                                    18,383
                                                               -----------

       INSURANCE - 6.8%
    115,000   ACE Ltd. .......................................       5,413
    149,000   Allstate Corporation ...........................       8,238
     77,000   American International Group, Inc. .............       4,771
      9,000   Fidelity National Financial, Inc. ..............         401
                                                               -----------
                                                                    18,823
                                                               -----------
              Total Financials ...............................      59,045
                                                               -----------

     HEALTH CARE - 11.4%

       HEALTH CARE EQUIPMENT & SERVICES - 4.6%
     72,000   Baxter International Inc. ......................       2,871
     71,000   Cardinal Health, Inc. ..........................       4,504
    104,000   Medtronic, Inc. ................................       5,576
                                                               -----------
                                                                    12,951
                                                               -----------

       PHARMACEUTICALS & BIOTECHNOLOGY - 6.8%
    126,000   Bristol-Myers Squibb Company ...................       3,032
     87,000   Johnson & Johnson ..............................       5,505
    157,000   Pfizer Inc. ....................................       3,920
    190,000   Teva Pharmaceutical Industries Ltd.,
                Sponsored ADR** ..............................       6,350
                                                               -----------
                                                                    18,807
                                                               -----------
              Total Health Care ..............................      31,758
                                                               -----------

     INDUSTRIALS - 10.8%

       CAPITAL GOODS - 10.8%
     66,000   Boeing Company .................................       4,485
    209,000   General Electric Company .......................       7,037
    187,000   Honeywell International Inc. ...................       7,012
     57,000   Lockheed Martin Corporation ....................       3,479
     18,000   Rockwell Automation, Inc. ......................         952
    249,000   Tyco International Ltd. ........................       6,935
                                                               -----------
              Total Industrials ..............................      29,900
                                                               -----------

     INFORMATION TECHNOLOGY - 13.1%

       COMMUNICATIONS EQUIPMENT - 1.9%
    244,000   Motorola, Inc. .................................       5,390
                                                               -----------


6                     See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT GROWTH & INCOME FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - (CONTINUED)

     INFORMATION TECHNOLOGY - (CONTINUED)

       COMPUTERS & PERIPHERALS - 3.6%
    174,000   Hewlett-Packard Company ........................ $     5,081
     62,000   International Business Machines Corporation ....       4,974
                                                               -----------
                                                                    10,055
                                                               -----------

       IT SERVICES - 2.0%
    139,000   First Data Corporation .........................       5,560
                                                               -----------

       SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT - 1.6%
     31,351   Freescale Semiconductor Inc., Class B+ .........         739
    155,000   Intel Corporation ..............................       3,821
                                                               -----------
                                                                     4,560
                                                               -----------

       SOFTWARE - 4.0%
    181,304   Computer Associates International, Inc.** ......       5,042
    232,000   Microsoft Corporation ..........................       5,969
                                                               -----------
                                                                    11,011
                                                               -----------
              Total Information Technology ...................      36,576
                                                               -----------

     MATERIALS - 1.5%
    113,000   Alcoa Inc. .....................................       2,759
     35,000   E.I. du Pont de Nemours & Company ..............       1,371
                                                               -----------
              Total Materials ................................       4,130
                                                               -----------

     TELECOMMUNICATION SERVICES - 1.2%
    142,000   SBC Communications Inc. ........................       3,404
                                                               -----------

     UTILITIES - 5.0%
    107,000   FPL Group, Inc. ................................       5,093
     78,000   NiSource Inc. ..................................       1,892
     76,000   Pinnacle West Capital Corporation ..............       3,350
    103,000   Southern Company ...............................       3,683
                                                               -----------
              Total Utilities ................................      14,018
                                                               -----------

              Total Common Stocks
                (Cost $213,635) ..............................     266,783
                                                               -----------

   PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------

 REPURCHASE AGREEMENT - 3.6%
   (COST $9,949)
$     9,949   Agreement with Morgan Stanley, 3.400%
                dated 09/30/2005, to be repurchased at
                $9,952,000 on 10/03/2005
                (Collateralized by U.S. Treasury Bond,
                3.000% due 07/15/2012,
                market value $10,225,000) .................... $     9,949
                                                               -----------

 SHORT-TERM INVESTMENT - 2.5%
   (COST $7,160)
      7,160   Mellon GSL DBT II
                Collateral Fund++ ............................       7,160
                                                               -----------
TOTAL INVESTMENTS (Cost $230,744*) ..................  102.0%      283,892
OTHER ASSETS (LIABILITIES) (Net) ....................   (2.0)       (5,660)
                                                      ------   -----------
NET ASSETS ..........................................  100.0%  $   278,232
                                                      ======   ===========
----------------------------------
  * Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at September 30, 2005, and have an aggregate market value of $6,879,000, representing 2.5% of the total net assets of the Fund (Collateral Value $7,160,000).
  + Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    ADR       --  American Depositary Receipt
--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                    7

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT WEST COAST EQUITY FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - 93.8%

     CONSUMER DISCRETIONARY - 12.5%

       AUTOMOBILES & COMPONENTS - 1.5%
     70,300   Monaco Coach Corporation ....................... $     1,036
      9,800   Toyota Motor Corporation, Sponsored
                ADR** ........................................         905
                                                               -----------
                                                                     1,941
                                                               -----------

       CONSUMER DURABLES & APPAREL - 2.6%
     13,524   Columbia Sportswear Company+** .................         628
     11,800   KB Home ........................................         864
     32,500   Mattel, Inc. ...................................         542
     17,525   NIKE Inc., Class B .............................       1,431
                                                               -----------
                                                                     3,465
                                                               -----------

       CONSUMER SERVICES - 3.3%
        200   Ambassadors Group, Inc. ........................           5
     69,700   Hilton Hotels Corporation ......................       1,556
    129,460   Red Lion Hotels Corporation+ ...................         906
     37,670   Starbucks Corporation+ .........................       1,887
                                                               -----------
                                                                     4,354
                                                               -----------

       MEDIA - 4.4%
     22,800   Getty Images, Inc.+ ............................       1,962
     19,000   Knight-Ridder, Inc. ............................       1,115
      4,500   McClatchy Company, Class A .....................         293
     51,600   Univision Communications Inc.,
                Class A+** ...................................       1,369
     41,700   Walt Disney Company ............................       1,006
                                                               -----------
                                                                     5,745
                                                               -----------

       RETAILING - 0.7%
      4,800   Blue Nile, Inc.+** .............................         152
      8,585   Building Materials Holding Corporation .........         800
      6,000   Restoration Hardware, Inc.+ ....................          38
                                                               -----------
                                                                       990
                                                               -----------
              Total Consumer Discretionary ...................      16,495
                                                               -----------

     CONSUMER STAPLES - 4.1%

       FOOD & STAPLES RETAILING - 2.0%
     48,620   Costco Wholesale Corporation ...................       2,095
     24,790   Kroger Company+ ................................         511
                                                               -----------
                                                                     2,606
                                                               -----------

       FOOD, BEVERAGE & TOBACCO - 0.3%
      6,400   PepsiCo, Inc. ..................................         363
                                                               -----------

       HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
     23,070   Clorox Company .................................       1,281
      2,400   Colgate-Palmolive Company ......................         127
     20,700   Estee Lauder Companies Inc., Class A ...........         721
      5,000   Procter & Gamble Company .......................         297
                                                               -----------
                                                                     2,426
                                                               -----------
              Total Consumer Staples .........................       5,395
                                                               -----------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

     ENERGY - 7.6%
     21,700   Apache Corporation ............................. $     1,632
      3,900   Berry Petroleum Company, Class A ...............         260
      4,000   CARBO Ceramics Inc. ............................         264
     49,688   Chevron Corporation ............................       3,216
      5,000   ExxonMobil Corporation .........................         318
     37,200   Nabors Industries Ltd.+ ........................       2,672
     19,300   Occidental Petroleum Corporation ...............       1,649
                                                               -----------
              Total Energy ...................................      10,011
                                                               -----------

     FINANCIALS - 16.9%

       BANKS - 11.1%
     44,500   Bank of America Corporation ....................       1,873
     32,600   Banner Corporation .............................         868
     13,000   City National Corporation ......................         911
     37,000   East West Bancorp, Inc. ........................       1,260
     27,100   Greater Bay Bancorp ............................         668
      1,100   KeyCorp ........................................          36
      8,400   Pacific Capital Bancorp ........................         280
     82,400   U.S. Bancorp ...................................       2,314
     15,400   UCBH Holdings, Inc. ............................         282
      5,100   United PanAm Financial Corporation+ ............         127
     86,397   Washington Federal, Inc. .......................       1,949
     69,423   Wells Fargo & Company ..........................       4,066
                                                               -----------
                                                                    14,634
                                                               -----------

       DIVERSIFIED FINANCIALS - 4.3%
    118,400   Charles Schwab Corporation .....................       1,708
     37,700   Citigroup Inc. .................................       1,716
      8,300   Countrywide Financial Corporation ..............         274
     23,000   Franklin Resources, Inc. .......................       1,931
      3,655   Piper Jaffray Companies, Inc.+ .................         109
                                                               -----------
                                                                     5,738
                                                               -----------

       INSURANCE - 1.5%
      1,500   SAFECO Corporation .............................          80
     22,500   StanCorp Financial Group, Inc. .................       1,895
                                                               -----------
                                                                     1,975
                                                               -----------
              Total Financials ...............................      22,347
                                                               -----------

     HEALTH CARE - 16.3%

       HEALTH CARE EQUIPMENT & SERVICES - 6.7%
      6,200   Affymetrix, Inc.+** ............................         287
     20,200   Applera Corporation-Applied Biosystems
                Group ........................................         469
     14,600   Caremark Rx, Inc.+ .............................         729
        800   Cooper Companies, Inc. .........................          61
     13,800   DaVita, Inc.+ ..................................         636
      7,080   Health Net, Inc.+ ..............................         335
    102,000   OraSure Technologies, Inc.+ ....................         962
     12,400   ResMed Inc.+ ...................................         988
     59,625   SonoSite, Inc.+ ................................       1,770
      3,300   Sybron Dental Specialties, Inc.+ ...............         137
     32,400   Varian Medical Systems, Inc.+ ..................       1,280


8                       See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT WEST COAST EQUITY FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - (CONTINUED)

     HEALTH CARE - (CONTINUED)

       HEALTH CARE EQUIPMENT & SERVICES - (CONTINUED)
     22,900   VCA Antech, Inc.+ .............................. $       584
      9,300   Zimmer Holdings, Inc.+ .........................         641
                                                               -----------
                                                                     8,879
                                                               -----------

       PHARMACEUTICALS & BIOTECHNOLOGY - 9.6%
     25,300   Abbott Laboratories ............................       1,073
     21,500   Allergan, Inc. .................................       1,970
     29,307   Amgen, Inc.+ ...................................       2,335
      9,300   Amylin Pharmaceuticals, Inc.+** ................         323
      7,400   CV Therapeutics, Inc.+ .........................         198
     37,600   Dendreon Corporation+** ........................         252
     43,325   EDEN Bioscience Corporation+ ...................          34
     19,300   Genentech, Inc.+ ...............................       1,625
     22,555   ICOS Corporation+** ............................         623
     17,300   Johnson & Johnson ..............................       1,095
      4,600   Martek Biosciences Corporation+** ..............         162
      8,900   Neurocrine Biosciences, Inc.+ ..................         438
     46,800   Pfizer Inc. ....................................       1,169
     35,300   Watson Pharmaceuticals, Inc.+ ..................       1,292
                                                               -----------
                                                                    12,589
                                                               -----------
              Total Health Care ..............................      21,468
                                                               -----------

     INDUSTRIALS - 15.5%

       CAPITAL GOODS - 11.9%
     41,411   Boeing Company .................................       2,814
     15,700   Cascade Corporation ............................         765
     24,700   Dionex Corporation+ ............................       1,340
     35,140   Electro Scientific Industries, Inc.+ ...........         786
      1,400   Granite Construction Inc. ......................          53
     43,100   Greenbrier Companies, Inc. .....................       1,433
     25,100   Jacobs Engineering Group Inc.+ .................       1,692
     26,500   Northrop Grumman Corporation ...................       1,440
     42,300   PACCAR Inc. ....................................       2,872
     19,800   Precision Castparts Corporation ................       1,051
     38,900   Simpson Manufacturing Company, Inc. ............       1,522
                                                               -----------
                                                                    15,768
                                                               -----------

       COMMERCIAL SERVICES & SUPPLIES - 1.3%
      3,200   Avery Dennison Corporation** ...................         168
      9,300   Copart, Inc.+ ..................................         222
     36,000   Robert Half International Inc. .................       1,281
                                                               -----------
                                                                     1,671
                                                               -----------

       TRANSPORTATION - 2.3%
     33,060   Alaska Air Group, Inc.+ ........................         960
     35,800   Expeditors International of
                Washington, Inc.** ...........................       2,033
                                                               -----------
                                                                     2,993
                                                               -----------
              Total Industrials ..............................      20,432
                                                               -----------


                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

     INFORMATION TECHNOLOGY - 16.2%

       COMMUNICATIONS EQUIPMENT - 1.1%
     77,500   Cisco Systems, Inc.+ ........................... $     1,389
      1,400   Polycom, Inc.+ .................................          23
                                                               -----------
                                                                     1,412
                                                               -----------

       COMPUTERS & PERIPHERALS - 1.9%
    114,100   Advanced Digital Information Corporation+ ......       1,072
     50,900   Hewlett-Packard Company ........................       1,486
      5,700   InFocus Corporation+ ...........................          20
                                                               -----------
                                                                     2,578
                                                               -----------

       ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
     20,690   Microvision, Inc.+** ...........................         122
     45,220   Tektronix, Inc. ................................       1,141
      6,000   Trimble Navigation Ltd.+ .......................         202
                                                               -----------
                                                                     1,465
                                                               -----------

       INTERNET SOFTWARE & SERVICES - 0.7%
    401,040   Art Technology Group, Inc.+ ....................         409
        475   Google Inc., Class A+ ..........................         151
     80,900   WatchGuard Technologies, Inc.+ .................         347
      2,700   WebEx Communications, Inc.+ ....................          66
                                                               -----------
                                                                       973
                                                               -----------

       SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT - 4.0%
     28,125   Applied Materials, Inc. ........................         477
     30,000   Credence Systems Corporation+ ..................         239
     29,790   FEI Company+ ...................................         573
     73,830   Intel Corporation ..............................       1,820
      8,800   KLA-Tencor Corporation .........................         429
     74,780   Lattice Semiconductor Corporation+ .............         320
     42,800   LSI Logic Corporation+ .........................         422
      5,400   Novellus Systems, Inc.+ ........................         135
      1,300   NVIDIA Corporation+ ............................          45
     95,100   Pixelworks, Inc.+** ............................         627
     45,600   TriQuint Semiconductor, Inc.+ ..................         161
                                                               -----------
                                                                     5,248
                                                               -----------

       SOFTWARE - 7.4%
     46,800   Actuate Corporation+ ...........................         118
     45,000   Adobe Systems Inc. .............................       1,343
      7,500   Electronic Arts Inc.+ ..........................         427
     31,000   Fair Isaac Corporation .........................       1,389
      8,000   Macromedia, Inc.+ ..............................         325
      1,700   Mentor Graphics Corporation+ ...................          15
    143,330   Microsoft Corporation ..........................       3,688
     38,700   Quest Software, Inc.+ ..........................         583
     35,790   RadiSys Corporation+ ...........................         694
     38,000   Siebel Systems, Inc. ...........................         393
     11,500   SupportSoft, Inc.+ .............................          58
     21,300   Sybase, Inc.+ ..................................         499
      7,800   Symantec Corporation+ ..........................         177
                                                               -----------
                                                                     9,709
                                                               -----------
              Total Information Technology ...................      21,385
                                                               -----------

                    See Notes to Portfolio of Investments.                     9

--------------------------------------------------------------------------------
VT WEST COAST EQUITY FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - (CONTINUED)

     MATERIALS - 3.5%
        600   Cemex SA de CV, Sponsored ADR .................. $        31
     39,700   Oregon Steel Mills, Inc.+ ......................       1,108
     48,530   Schnitzer Steel Industries, Inc., Class A ......       1,580
     27,035   Weyerhaeuser Company ...........................       1,859
                                                               -----------
              Total Materials ................................       4,578
                                                               -----------

     TELECOMMUNICATION SERVICES - 1.1%
     59,700   Nextel Partners, Inc., Class A+** ..............       1,498
                                                               -----------

     UTILITIES - 0.1%
      2,000   Sempra Energy ..................................          94
                                                               -----------

              Total Common Stocks
                (Cost $92,025) ...............................     123,703
                                                               -----------

 REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.8%
     30,000   AMB Property Corporation .......................       1,347
      2,000   Essex Property Trust, Inc. .....................         180
     16,100   Health Care Property Investors, Inc. ...........         434
     44,100   Plum Creek Timber Company, Inc. ................       1,672
                                                               -----------

              Total REITs
                (Cost $2,775) ................................       3,633
                                                               -----------

  PRINCIPAL
   AMOUNT
   (000S)
   ------

 REPURCHASE AGREEMENT - 3.4%
   (COST $4,533)
$     4,533   Agreement with Morgan Stanley, 3.400%
                dated 09/30/2005, to be repurchased at
                $4,534,000 on 10/03/2005
                (Collateralized by U.S. Treasury Bond,
                3.000% due 07/15/2012,
                market value $4,659,000) .....................       4,533
                                                               -----------

 SHORT-TERM INVESTMENT - 6.3%
   (COST $8,264)
      8,264   Mellon GSL DBT II
                Collateral Fund++ ............................       8,264
                                                               -----------
TOTAL INVESTMENTS (Cost $107,597*) ..................  106.3%      140,133
OTHER ASSETS (LIABILITIES) (Net) ....................   (6.3)       (8,308)
                                                      ------   -----------
NET ASSETS ..........................................  100.0%  $   131,825
                                                      ======   ===========
-----------------------------------
  * Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at September 30, 2005, and have an aggregate market value of $8,021,000, representing 6.1% of the total net assets of the Fund (Collateral Value $8,264,000).
  + Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    ADR       --   American Depositary Receipt
--------------------------------------------------------------------------------

10                     See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT MID CAP STOCK FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - 92.8%

     CONSUMER DISCRETIONARY - 13.8%

       AUTOMOBILES & COMPONENTS - 2.5%
     38,300   Magna International Inc., Class A .............. $     2,867
     12,500   Superior Industries International, Inc.** ......         269
                                                               -----------
                                                                     3,136
                                                               -----------

       CONSUMER DURABLES & APPAREL - 3.2%
     64,300   Jones Apparel Group, Inc. ......................       1,833
    126,200   Mattel, Inc. ...................................       2,105
                                                               -----------
                                                                     3,938
                                                               -----------

       CONSUMER SERVICES - 2.6%
     19,600   Papa John's International, Inc.+ ...............         982
     44,800   Yum! Brands, Inc. ..............................       2,169
                                                               -----------
                                                                     3,151
                                                               -----------

       RETAILING - 5.5%
     29,800   Neiman Marcus Group, Inc., Class A .............       2,979
     60,000   Tiffany & Company** ............................       2,386
     25,500   Weight Watchers International, Inc.+ ...........       1,315
                                                               -----------
                                                                     6,680
                                                               -----------
              Total Consumer Discretionary ...................      16,905
                                                               -----------

     CONSUMER STAPLES - 2.4%

       FOOD, BEVERAGE & TOBACCO - 1.2%
     13,000   Dean Foods Company+ ............................         505
     19,200   J.M. Smucker Company ...........................         932
      2,600   TreeHouse Foods, Inc.+ .........................          70
                                                               -----------
                                                                     1,507
                                                               -----------

       HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
     40,600   Estee Lauder Companies Inc., Class A ...........       1,414
                                                               -----------
              Total Consumer Staples .........................       2,921
                                                               -----------

     ENERGY - 8.8%
     22,900   Cimarex Energy Company+ ........................       1,038
     40,100   Nabors Industries Ltd.+ ........................       2,880
     61,000   Noble Energy, Inc. .............................       2,861
     19,700   Tesoro Corporation .............................       1,325
     55,200   Tidewater Inc.** ...............................       2,687
                                                               -----------
              Total Energy ...................................      10,791
                                                               -----------

     FINANCIALS - 18.1%

       BANKS - 6.0%
    103,426   North Fork Bancorporation, Inc. ................       2,637
     89,700   TCF Financial Corporation ......................       2,400
    102,450   Washington Federal, Inc. .......................       2,311
                                                               -----------
                                                                     7,348
                                                               -----------

       DIVERSIFIED FINANCIALS - 3.5%
     55,400   A.G. Edwards, Inc. .............................       2,427
     25,700   Ambac Financial Group, Inc. ....................       1,852
                                                               -----------
                                                                     4,279
                                                               -----------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

       INSURANCE - 8.6%
     76,287   Fidelity National Financial, Inc. .............. $     3,396
    115,700   HCC Insurance Holdings, Inc. ...................       3,301
     16,000   Max Re Capital Ltd .............................         396
     32,800   MGIC Investment Corporation ....................       2,106
     30,491   PMI Group, Inc. ................................       1,216
                                                               -----------
                                                                    10,415
                                                               -----------
              Total Financials ...............................      22,042
                                                               -----------

     HEALTH CARE - 11.5%

       HEALTH CARE EQUIPMENT & SERVICES - 9.9%
     12,200   AmerisourceBergen Corporation ..................         943
     58,500   Covance Inc.+ ..................................       2,808
     42,900   Edwards Lifesciences Corporation+ ..............       1,905
     45,600   Express Scripts, Inc., Class A+ ................       2,836
     30,102   IMS Health Inc. ................................         758
     58,300   Universal Health Services, Inc., Class B .......       2,777
                                                               -----------
                                                                    12,027
                                                               -----------

       PHARMACEUTICALS & BIOTECHNOLOGY - 1.6%
     59,600   Andrx Corporation+ .............................         920
     55,525   Mylan Laboratories Inc. ........................       1,069
                                                               -----------
                                                                     1,989
                                                               -----------
              Total Health Care ..............................      14,016
                                                               -----------

     INDUSTRIALS - 14.9%

       CAPITAL GOODS - 6.4%
     75,700   Federal Signal Corporation** ...................       1,294
     72,900   Lincoln Electric Holdings, Inc.** ..............       2,872
     26,000   PACCAR Inc. ....................................       1,765
     26,700   Teleflex Inc. ..................................       1,882
                                                               -----------
                                                                     7,813
                                                               -----------

       COMMERCIAL SERVICES & SUPPLIES - 5.4%
    108,600   Allied Waste Industries, Inc.+** ...............         918
     53,400   HNI Corporation ................................       3,216
     69,100   Republic Services, Inc. ........................       2,438
                                                               -----------
                                                                     6,572
                                                               -----------

       TRANSPORTATION - 3.1%
     45,600   Alaska Air Group, Inc.+ ........................       1,325
    128,000   AMR Corporation+** .............................       1,431
    107,100   Continental Airlines, Inc., Class B+** .........       1,035
                                                               -----------
                                                                     3,791
                                                               -----------
              Total Industrials ..............................      18,176
                                                               -----------

     INFORMATION TECHNOLOGY - 11.1%

       COMPUTERS & PERIPHERALS - 2.5%
     69,500   Electronics for Imaging, Inc.+ .................       1,594
     63,400   Network Appliance, Inc.+ .......................       1,505
                                                               -----------
                                                                     3,099
                                                               -----------

                     See Notes to Portfolio of Investments.                   11

--------------------------------------------------------------------------------
VT MID CAP STOCK FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - (CONTINUED)

     INFORMATION TECHNOLOGY - (CONTINUED)

       ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
     44,900   Arrow Electronics, Inc.+ ....................... $     1,408
     31,800   Diebold, Inc. ..................................       1,096
                                                               -----------
                                                                     2,504
                                                               -----------

       IT SERVICES - 1.0%
     51,400   Acxiom Corporation .............................         962
     19,600   Convergys Corporation+ .........................         282
                                                               -----------
                                                                     1,244
                                                               -----------

       SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT - 2.4%
     97,050   Microchip Technology Inc. ......................       2,923
                                                               -----------

       SOFTWARE - 3.1%
      6,200   Adobe Systems Inc. .............................         185
    100,800   BMC Software Inc.+ .............................       2,127
     95,900   Siebel Systems, Inc. ...........................         991
     25,100   Synopsys, Inc.+ ................................         474
                                                               -----------
                                                                     3,777
                                                               -----------
              Total Information Technology ...................      13,547
                                                               -----------

     MATERIALS - 5.7%
     78,100   Cabot Corporation ..............................       2,578
     43,800   Lubrizol Corporation ...........................       1,898
    112,400   Valspar Corporation ............................       2,513
                                                               -----------
              Total Materials ................................       6,989
                                                               -----------

     TELECOMMUNICATION SERVICES - 0.6%
     13,400   United States Cellular Corporation+ ............         716
                                                               -----------

     UTILITIES - 5.9%
     53,200   FPL Group, Inc. ................................       2,532
     98,300   NiSource Inc. ..................................       2,384
     53,100   Pinnacle West Capital Corporation ..............       2,341
                                                               -----------
              Total Utilities ................................       7,257
                                                               -----------
              Total Common Stocks
                (Cost $82,239) ...............................     113,360
                                                               -----------

 REAL ESTATE INVESTMENT TRUST (REIT) - 1.8%
   (COST $1,286)
     48,400   General Growth Properties, Inc. ................       2,174
                                                               -----------


   PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------

 REPURCHASE AGREEMENT - 5.5%
   (COST $6,772)
$     6,772   Agreement with Morgan Stanley, 3.400%
                dated 09/30/2005, to be repurchased at
                $6,774,000 on 10/03/2005
                (Collateralized by U.S. Treasury Bond,
                3.000% due 07/15/2012,
                market value $6,960,000 ...................... $     6,772
                                                               -----------

 SHORT-TERM INVESTMENT - 6.5%
   (COST $7,911)
      7,911   Mellon GSL DBT II
                Collateral Fund++ ............................       7,911
                                                               -----------
TOTAL INVESTMENTS (Cost $98,208*) .................    106.6%      130,217
OTHER ASSETS (LIABILITIES) (Net) ..................     (6.6)       (8,061)
                                                     -------   -----------
NET ASSETS ........................................    100.0%  $   122,156
                                                     =======   ===========
----------------------------------
  * Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at September 30, 2005, and have an aggregate market value of $7,654,000, representing 6.3% of the total net assets of the Fund (Collateral Value $7,911,000).
  + Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.

12                     See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT GROWTH FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - 98.8%

     CONSUMER DISCRETIONARY - 20.7%

       AUTOMOBILES & COMPONENTS - 0.5%
     24,935   Harley-Davidson, Inc.** ........................ $     1,208
                                                               -----------

       CONSUMER DURABLES & APPAREL - 1.0%
      3,400   Lennar Corporation, Class A ....................         203
     21,430   NIKE Inc., Class B .............................       1,750
      8,900   Toll Brothers, Inc.+ ...........................         398
                                                               -----------
                                                                     2,351
                                                               -----------

       CONSUMER SERVICES - 3.0%
     31,055   Apollo Group, Inc., Class A+ ...................       2,062
     20,070   Carnival Corporation ...........................       1,003
     34,145   Hilton Hotels Corporation ......................         762
      8,300   McDonald's Corporation .........................         278
     32,540   Royal Caribbean Cruises Ltd. ...................       1,406
     34,875   Starbucks Corporation+ .........................       1,747
                                                               -----------
                                                                     7,258
                                                               -----------

       MEDIA - 5.0%
     72,000   Comcast Corporation, Special Class A+ ..........       2,072
      3,890   News Corporation, Class B** ....................          64
    308,865   Time Warner Inc. ...............................       5,594
     16,350   Univision Communications Inc.,
                Class A+** ...................................         434
     26,520   Viacom Inc., Class B ...........................         875
    102,950   Walt Disney Company ............................       2,484
     12,500   XM Satellite Radio Holdings Inc., Class A+ .....         449
                                                               -----------
                                                                    11,972
                                                               -----------

       RETAILING - 11.2%
    109,400   Amazon.com Inc.+ ...............................       4,956
     35,000   Bed Bath & Beyond Inc.+ ........................       1,406
     39,865   Best Buy Company, Inc. .........................       1,735
     85,980   eBay Inc.+ .....................................       3,543
     98,337   Expedia, Inc.+ .................................       1,948
      5,700   Federated Department Stores, Inc. ..............         381
    179,995   Home Depot, Inc. ...............................       6,865
     79,217   IAC/ InterActiveCorp+** ........................       2,008
      8,230   J.C. Penney Company, Inc. (Holding
                Company) .....................................         390
      6,900   Kohl's Corporation+ ............................         346
      9,410   Lowe's Companies, Inc. .........................         606
     83,490   Staples, Inc. ..................................       1,780
      7,770   Target Corporation .............................         404
     11,050   Williams-Sonoma, Inc.+ .........................         424
                                                               -----------
                                                                    26,792
                                                               -----------
              Total Consumer Discretionary ...................      49,581
                                                               -----------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

     CONSUMER STAPLES - 7.3%

       FOOD & STAPLES RETAILING - 0.7%
      7,280   Costco Wholesale Corporation ................... $       314
      9,700   CVS Corporation ................................         282
      7,500   Sysco Corporation ..............................         235
     16,530   Wal-Mart Stores Inc. ...........................         724
                                                               -----------
                                                                     1,555
                                                               -----------

       FOOD, BEVERAGE & TOBACCO - 3.6%
     54,200   Coca-Cola Company ..............................       2,341
     78,000   PepsiCo, Inc. ..................................       4,423
     27,100   Wm. Wrigley Jr. Company ........................       1,948
                                                               -----------
                                                                     8,712
                                                               -----------

       HOUSEHOLD & PERSONAL PRODUCTS - 3.0%
     58,100   Gillette Company ...............................       3,382
     63,830   Procter & Gamble Company .......................       3,795
                                                               -----------
                                                                     7,177
                                                               -----------
              Total Consumer Staples .........................      17,444
                                                               -----------
     ENERGY - 3.8%
      1,900   Apache Corporation .............................         143
     61,700   ExxonMobil Corporation .........................       3,920
     11,300   GlobalSantaFe Corporation ......................         516
     17,095   Halliburton Company ............................       1,171
      9,579   Kinder Morgan Management LLC+ ..................         475
     10,885   Occidental Petroleum Corporation ...............         930
     15,280   Schlumberger Ltd. ..............................       1,289
      6,000   Smith International, Inc. ......................         200
      9,100   Transocean Inc.+ ...............................         558
                                                               -----------
              Total Energy ...................................       9,202
                                                               -----------

     FINANCIALS - 9.3%

       BANKS - 0.1%
      7,100   Bank of America Corporation ....................         299
                                                               -----------

       DIVERSIFIED FINANCIALS - 6.8%
     66,375   American Express Company .......................       3,812
        500   Chicago Mercantile Exchange Holdings Inc. ......         169
     35,010   Citigroup Inc. .................................       1,594
     27,645   Countrywide Financial Corporation ..............         912
     35,345   Fannie Mae .....................................       1,584
      3,900   Franklin Resources, Inc. .......................         327
      7,130   Goldman Sachs Group, Inc. ......................         867
      2,600   Legg Mason, Inc. ...............................         285
      2,300   Lehman Brothers Holdings Inc. ..................         268
     49,850   Merrill Lynch & Company, Inc. ..................       3,058
     62,285   Morgan Stanley .................................       3,360
                                                               -----------
                                                                    16,236
                                                               -----------


                     See Notes to Portfolio of Investments.                   13

--------------------------------------------------------------------------------
VT GROWTH FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - (CONTINUED)

     FINANCIALS - (CONTINUED)

       INSURANCE - 2.4%
     41,140   American International Group, Inc. ............. $     2,549
         27   Berkshire Hathaway, Inc., Class A+ .............       2,214
      9,620   Prudential Financial, Inc. .....................         650
      5,100   The Hartford Financial Services Group, Inc. ....         394
                                                               -----------
                                                                     5,807
                                                               -----------
              Total Financials ...............................      22,342
                                                               -----------

     HEALTH CARE - 20.5%

       HEALTH CARE EQUIPMENT & SERVICES - 7.3%
      6,200   Aetna Inc. .....................................         534
     33,215   Biomet, Inc. ...................................       1,153
     34,985   Caremark Rx, Inc.+ .............................       1,747
        900   CIGNA Corporation ..............................         106
      4,120   Laboratory Corporation of America
                Holdings+ ....................................         201
      2,800   Medco Health Solutions, Inc.+ ..................         153
     94,250   Medtronic, Inc. ................................       5,054
     10,750   Millipore Corporation+ .........................         676
      4,333   Roche Holding AG-Genusschein ...................         602
     13,540   Stryker Corporation ............................         669
     98,400   UnitedHealth Group Inc. ........................       5,530
     25,210   Varian Medical Systems, Inc.+ ..................         996
      5,210   Waters Corporation+ ............................         217
                                                               -----------
                                                                    17,638
                                                               -----------

       PHARMACEUTICALS & BIOTECHNOLOGY - 13.2%
     10,390   Abbott Laboratories ............................         441
     95,055   Amgen, Inc.+ ...................................       7,573
     50,490   Biogen Idec Inc.+ ..............................       1,993
     57,825   Eli Lilly & Company ............................       3,095
     75,840   Genentech, Inc.+ ...............................       6,386
      9,900   Genzyme Corporation+ ...........................         709
      3,700   Gilead Sciences, Inc.+ .........................         180
     58,600   Johnson & Johnson ..............................       3,708
     30,844   Novartis AG ....................................       1,564
     94,340   Pfizer Inc. ....................................       2,356
      7,650   Sanofi-Aventis .................................         632
     53,555   Sanofi-Aventis, ADR ............................       2,225
     24,582   Teva Pharmaceutical Industries Ltd.,
                Sponsored ADR ................................         822
                                                               -----------
                                                                    31,684
                                                               -----------
              Total Health Care ..............................      49,322
                                                               -----------

     INDUSTRIALS - 8.1%

       CAPITAL GOODS - 7.1%

     10,700   3M Company .....................................         785
      3,900   Danaher Corporation ............................         210
     13,180   Empresa Brasileira de Aeronautica SA, ADR ......         509
      3,300   General Dynamics Corporation ...................         395
    296,128   General Electric Company .......................       9,971
      8,000   Honeywell International Inc. ...................         300

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

     18,140   Ingersoll-Rand Company, Class A ................ $       693
     11,860   Lockheed Martin Corporation ....................         724
     21,730   Raytheon Company ...............................         826
     71,375   Tyco International Ltd. ........................       1,988
     13,680   United Technologies Corporation ................         709
                                                               -----------
                                                                    17,110
                                                               -----------

       TRANSPORTATION - 1.0%
      7,190   Expeditors International of
                Washington, Inc. .............................         408
     21,175   FedEx Corporation ..............................       1,845
                                                               -----------
                                                                     2,253
                                                               -----------
              Total Industrials ..............................      19,363
                                                               -----------

     INFORMATION TECHNOLOGY - 26.5%

       COMMUNICATIONS EQUIPMENT - 7.0%
    276,600   Cisco Systems, Inc.+ ...........................       4,959
     18,800   Corning Inc.+ ..................................         363
     77,300   Juniper Networks, Inc.+ ........................       1,839
     83,890   Lucent Technologies Inc.+** ....................         273
    271,465   Motorola, Inc. .................................       5,997
     40,710   Nokia Oyj, Sponsored ADR .......................         688
     22,000   QUALCOMM Inc. ..................................         985
     26,000   Research In Motion Ltd.+ .......................       1,778
                                                               -----------
                                                                    16,882
                                                               -----------

       COMPUTERS & PERIPHERALS - 2.5%
      5,000   Apple Computer, Inc.+ ..........................         268
     96,080   Dell Inc.+ .....................................       3,286
     25,130   EMC Corporation+ ...............................         325
     14,720   International Business Machines Corporation ....       1,181
     14,835   Lexmark International, Inc.+ ...................         906
                                                               -----------
                                                                     5,966
                                                               -----------

       ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
     10,540   Agilent Technologies, Inc.+ ....................         345
     11,990   Ingram Micro Inc., Class A+ ....................         222
      6,210   L-3 Communications Holdings, Inc. ..............         491
     16,420   PerkinElmer, Inc. ..............................         335
     12,570   Tektronix, Inc. ................................         317
                                                               -----------
                                                                     1,710
                                                               -----------

       INTERNET SOFTWARE & SERVICES - 3.0%
     60,600   Akamai Technologies, Inc.+ .....................         967
      2,800   Google Inc., Class A+ ..........................         886
      8,400   VeriSign Inc.+ .................................         179
    149,160   Yahoo! Inc.+ ...................................       5,048
                                                               -----------
                                                                     7,080
                                                               -----------

       IT SERVICES - 0.5%
     22,500   Automatic Data Processing, Inc. ................         968
      6,600   Cognizant Technology Solutions Corporation,
                Class A+ .....................................         308
                                                               -----------
                                                                     1,276
                                                               -----------

14                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT GROWTH FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - (CONTINUED)

     INFORMATION TECHNOLOGY - (CONTINUED)

       SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT - 6.6%
      8,800   Advanced Micro Devices, Inc.+ .................. $       222
     10,740   Analog Devices, Inc. ...........................         399
     21,200   Broadcom Corporation, Class A+ .................         994
    184,975   Intel Corporation ..............................       4,560
      1,800   International Rectifier Corporation+ ...........          81
     10,600   Linear Technology Corporation ..................         398
      2,700   Marvell Technology Group Ltd.+ .................         124
      5,000   Microchip Technology Inc. ......................         151
      4,933   Samsung Electronics Company Ltd., GDR ..........       1,393
    186,178   Texas Instruments Inc. .........................       6,311
     45,809   Xilinx, Inc. ...................................       1,276
                                                               -----------
                                                                    15,909
                                                               -----------

       SOFTWARE - 6.2%
     25,360   Adobe Systems Inc. .............................         757
      8,600   Autodesk, Inc. .................................         399
     13,690   Cadence Design Systems, Inc.+ ..................         221
     27,000   Electronic Arts Inc.+ ..........................       1,536
     11,800   Mercury Interactive Corporation+** .............         467
    303,578   Microsoft Corporation ..........................       7,811
     71,300   Red Hat, Inc.+ .................................       1,511
     50,390   SAP AG, Sponsored ADR ..........................       2,184
                                                               -----------
                                                                    14,886
                                                               -----------
              Total Information Technology ...................      63,709
                                                               -----------

     MATERIALS - 1.8%
     10,140   Air Products & Chemicals, Inc. .................         559
     19,590   E.I. du Pont de Nemours & Company ..............         767
      3,900   Monsanto Company ...............................         245
     18,730   Praxair, Inc. ..................................         898
     11,140   Rio Tinto PLC, Sponsored ADR ...................       1,830
                                                               -----------
              Total Materials ................................       4,299
                                                               -----------

     TELECOMMUNICATION SERVICES - 0.8%
     55,360   China Mobile (Hong Kong) Ltd. ..................       1,364
     21,370   Sprint Nextel Corporation ......................         508
                                                               -----------
              Total Telecommunication Services ...............       1,872
                                                               -----------
              Total Common Stocks
                (Cost $206,530) ..............................     237,134
                                                               -----------

   PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------

 COMMERCIAL PAPER - 1.0%
   (COST $2,300)
$     2,300   Prudential Funding LLC,
                3.800% due 10/03/2005++ ...................... $     2,300
                                                               -----------

 REPURCHASE AGREEMENT - 0.7%
   (COST $1,748)
      1,748   Agreement with Morgan Stanley, 3.400%
                dated 09/30/2005, to be repurchased at
                $1,748,000 on 10/03/2005
                (Collateralized by U.S. Treasury Bond,
                3.000% due 07/15/2012,
                market value $1,796,000) .....................       1,748
                                                               -----------

 SHORT-TERM INVESTMENT - 1.0%
   (COST $2,469)
      2,469   Mellon GSL DBT II
                Collateral Fund+++ ...........................       2,469
                                                               -----------
TOTAL INVESTMENTS (Cost $213,047*) ................    101.5%      243,651
OTHER ASSETS (LIABILITIES) (Net) ..................     (1.5)       (3,626)
                                                     -------   -----------
NET ASSETS ........................................    100.0%  $   240,025
                                                     =======   ===========
------------------------------------------
   * Aggregate cost for federal tax purposes.
  ** Some or all of these securities are on loan at September 30, 2005, and have an aggregate market value of $2,315,000, representing 1.0% of the total net assets of the Fund (Collateral Value $2,469,000).
   + Non-income producing security.
  ++ Rate represents annualized yield at date of purchase.
 +++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    ADR       --   American Depositary Receipt
    GDR       --   Global Depositary Receipt
--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                  15

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT SMALL CAP VALUE FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - 82.5%

     CONSUMER DISCRETIONARY - 13.1%

       AUTOMOBILES & COMPONENTS - 3.1%
     37,300   Accuride Corporation+ .......................... $       515
      3,300   Superior Industries International, Inc.** ......          71
     44,000   Tenneco Automotive, Inc.+ ......................         770
                                                               -----------
                                                                     1,356
                                                               -----------

       CONSUMER DURABLES & APPAREL - 2.9%
     49,900   Department 56, Inc.+ ...........................         624
      9,100   Kellwood Company ...............................         235
     14,900   Rocky Shoes & Boots, Inc.+ .....................         426
                                                               -----------
                                                                     1,285
                                                               -----------

       MEDIA - 2.1%
     15,700   Carmike Cinemas, Inc. ..........................         360
     37,000   Reader's Digest Association, Inc. ..............         591
                                                               -----------
                                                                       951
                                                               -----------

       RETAILING - 5.0%
     15,200   Children's Place Retail Stores, Inc.+ ..........         542
     73,800   Movie Gallery, Inc. ............................         767
      4,400   Neiman Marcus Group, Inc., Class A .............         440
     13,400   RC2 Corporation+ ...............................         452
                                                               -----------
                                                                     2,201
                                                               -----------
              Total Consumer Discretionary ...................       5,793
                                                               -----------

     CONSUMER STAPLES - 5.1%

       FOOD & STAPLES RETAILING - 3.0%
     27,000   Fresh Del Monte Produce, Inc. (F) ..............         735
     34,900   John B. Sanfilippo & Son, Inc.+ ................         611
                                                               -----------
                                                                     1,346
                                                               -----------

       HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
      9,500   Central Garden & Pet Company+ ..................         430
     11,649   Jarden Corporation+** ..........................         478
                                                               -----------
                                                                       908
                                                               -----------
              Total Consumer Staples .........................       2,254
                                                               -----------

     ENERGY - 8.8%
     20,500   Cimarex Energy Company+ ........................         929
     17,000   Comstock Resources, Inc.+ ......................         558
     14,400   Encore Acquisition Company+ ....................         559
      1,700   Giant Industries, Inc.+ ........................         100
     17,400   St. Mary Land & Exploration Company** ..........         637
      6,800   Stone Energy Corporation+ ......................         415
     10,400   Tesoro Corporation .............................         699
                                                               -----------
              Total Energy ...................................       3,897
                                                               -----------

     FINANCIALS - 13.1%

       BANKS - 6.0%
     15,180   Capital Corporation of the West ................         464
     30,400   Dime Community Bancshares ......................         447
     23,700   Flagstar Bancorp, Inc.** .......................         381

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------


     54,240   Oriental Financial Group, Inc.** ............... $       664
     19,120   U.S.B. Holding Company, Inc. ...................         436
     11,600   Washington Federal, Inc. .......................         262
                                                               -----------
                                                                     2,654
                                                               -----------

       INSURANCE - 7.1%
     19,100   Navigators Group, Inc.+ ........................         713
     12,700   Safety Insurance Group, Inc. ...................         452
     15,000   State Auto Financial Corporation ...............         475
     16,300   Stewart Information Services Corporation .......         834
     15,200   United Fire & Casualty Company .................         686
                                                               -----------
                                                                     3,160
                                                               -----------
              Total Financials ...............................       5,814
                                                               -----------

     HEALTH CARE - 6.1%

       HEALTH CARE EQUIPMENT & SERVICES - 3.0%
     70,500   Gene Logic, Inc.+ ..............................         345
     21,700   Kindred Healthcare, Inc.+ ......................         646
     12,600   Molina Healthcare Inc.+ ........................         315
                                                               -----------
                                                                     1,306
                                                               -----------

       PHARMACEUTICALS & BIOTECHNOLOGY - 3.1%
     30,500   Andrx Corporation+ .............................         471
     61,600   Bradley Pharmaceuticals, Inc.+** ...............         673
     48,300   Lannett Company, Inc.+** .......................         249
                                                               -----------
                                                                     1,393
                                                               -----------
              Total Health Care ..............................       2,699
                                                               -----------

     INDUSTRIALS - 12.5%

       CAPITAL GOODS - 4.5%
     27,000   Cubic Corporation ..............................         462
     13,200   DRS Technologies, Inc. .........................         652
     18,400   Griffon Corporation+** .........................         453
     14,900   Lennox International, Inc. .....................         408
                                                               -----------
                                                                     1,975
                                                               -----------

       COMMERCIAL SERVICES & SUPPLIES - 1.4%
     34,700   Duratek, Inc.+ .................................         634
                                                               -----------

       TRANSPORTATION - 6.6%
     14,700   Alaska Air Group, Inc.+ ........................         427
     48,800   AMR Corporation+** .............................         545
     39,400   Continental Airlines, Inc., Class B+** .........         381
     12,200   Dampskibsselskabet Torm A/S, ADR ...............         699
     13,900   Genesee & Wyoming Inc., Class A+ ...............         441
     25,500   OMI Corporation ................................         456
                                                               -----------
                                                                     2,949
                                                               -----------
              Total Industrials ..............................       5,558
                                                               -----------

     INFORMATION TECHNOLOGY - 9.2%

       COMMUNICATIONS EQUIPMENT - 0.8%
      9,600   Bel Fuse Inc., Class B .........................         350
                                                               -----------

       COMPUTERS & PERIPHERALS - 1.5%
     25,300   Hutchinson Technology, Inc.+** .................         661
                                                               -----------


16                         See Notes to Portfolio of Investments.

VT SMALL CAP VALUE FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - (CONTINUED)

     INFORMATION TECHNOLOGY - (CONTINUED)

       ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
     28,300   LeCroy Corporation+ ............................ $       420
                                                               -----------

       SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT - 3.9%
    105,900   Axcelis Technologies, Inc.+ ....................         553
     70,300   Credence Systems Corporation+ ..................         561
     50,000   OmniVision Technologies, Inc.+** ...............         631
                                                               -----------
                                                                     1,745
                                                               -----------

       SOFTWARE - 2.1%
     98,300   Geac Computer Corporation Ltd. (F)+ ............         916
                                                               -----------
              Total Information Technology ...................       4,092
                                                               -----------

     MATERIALS - 10.8%
     25,900   Century Aluminum Company+ ......................         582
      8,400   Headwaters, Inc.+ ..............................         314
     27,400   Inmet Mining Corporation+ ......................         492
    329,300   Kingsgate Consolidated Ltd. ....................         934
     37,400   Metal Management, Inc. .........................         948
    472,000   Minara Resources Ltd. ..........................         664
     55,000   Randgold Resources Ltd., ADR+ ..................         865
                                                               -----------
              Total Materials ................................       4,799
                                                               -----------

     TELECOMMUNICATION SERVICES - 3.1%
     35,100   Asia Satellite Telecommunications Holdings
                Ltd., Sponsored ADR ..........................         659
     25,800   USA Mobility, Inc.+ ............................         696
                                                               -----------
              Total Telecommunication Services ...............       1,355
                                                               -----------

     UTILITIES - 0.7%
     10,200   Suburban Propane Partners LP** .................         293
                                                               -----------

              Total Common Stocks
                (Cost $32,493) ...............................      36,554
                                                               -----------

 CANADIAN INCOME TRUSTS - 6.0%

       ENERGY - 3.6%
     18,800   Harvest Energy Trust ...........................         614
     27,200   Vermilion Energy Trust .........................         681
     10,700   Zargon Energy Trust ............................         320
                                                               -----------
                                                                     1,615
                                                               -----------

       FOOD, BEVERAGE & TOBACCO - 1.6%
     55,200   Connors Brothers Income Fund ...................         686
                                                               -----------

       MATERIALS - 0.8%
     27,300   TimberWest Forest Corporation ..................         355
                                                               -----------

              Total Canadian Income Trusts
                (Cost $1,912) ................................       2,656
                                                               -----------

 REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.5%
      2,900   Alexandria Real Estate Equities, Inc. ..........         240
     13,300   Entertainment Properties Trust .................         593


                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

     36,400   Equity Inns, Inc. .............................. $       491
      7,000   Sovran Self Storage, Inc. ......................         343
     29,700   Winston Hotels, Inc. ...........................         297
                                                               -----------

              Total REITs
                (Cost $1,421) ................................       1,964
                                                               -----------

 INCOME DEPOSIT SECURITIES - 2.0%

       CAPITAL GOODS - 2.0%
     98,500   New Flyer Industries Inc.*** ...................         788
     11,300   New Flyer Industries Inc. ......................          90
                                                               -----------

              Total Income Deposit Securities
                (Cost $904) ..................................         878
                                                               -----------

    CONTRACTS
    ---------

 PURCHASED PUT OPTIONS - 2.7%
        364   iShares Russell 2000 Index,
                Expires January 2006 @ $95 ...................           3
      1,410   iShares Russell 2000 Index,
                Expires January 2007 @ $110 ..................         268
      3,950   iShares Russell 2000 Index,
                Expires January 2007 @ $95 ...................         365
      1,400   iShares Russell 2000 Index,
                Expires January 2008 @ $55 ...................         448
      3,100   NASDAQ-100 Index,
                Expires January 2007 @ $29 ...................         116
                                                               -----------

              Total Purchased Put Options
                (Cost $2,537) ................................       1,200
                                                               -----------

  PRINCIPAL
   AMOUNT
   (000S)
  ---------

 REPURCHASE AGREEMENT - 2.0%
   (COST $891)
$       891   Agreement with Morgan Stanley, 3.400%
                dated 09/30/2005, to be repurchased at
                $891,000 on 10/03/2005
                (Collateralized by U.S. Treasury Bond,
                3.000% due 07/15/2012,
                market value $916,000) .......................         891
                                                               -----------

 SHORT-TERM INVESTMENT - 10.3%
   (COST $4,575)
      4,575   Mellon GSL DBT II
                Collateral Fund++ ............................       4,575
                                                               -----------
TOTAL INVESTMENTS (Cost $44,733*) ...................  110.0%       48,718
OTHER ASSETS (LIABILITIES) (Net) ....................  (10.0)       (4,414)
                                                      ------   -----------
NET ASSETS ..........................................  100.0%  $    44,304
                                                      ======   ===========
------------------------------
  * Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at September 30, 2005, and have an aggregate market value of $4,422,000, representing 10.0% of the total net assets of the Fund (Collateral Value $4,575,000).
*** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
  + Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    (F)       --   Foreign Shares
    ADR       --   American Depositary Receipt
--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                  17

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - 96.5%

     CONSUMER DISCRETIONARY - 13.9%

       CONSUMER DURABLES & APPAREL - 4.2%
      6,800   Carter's, Inc.+ ................................ $       386
      4,137   Charles & Colvard Ltd.** .......................         103
     24,600   Coach, Inc.+ ...................................         772
      7,912   Desarrolladora Homex SA de CV, ADR+ ............         243
      4,600   Volcom, Inc.+ ..................................         129
     15,388   Warnaco Group, Inc.+ ...........................         337
                                                               -----------
                                                                     1,970
                                                               -----------

       CONSUMER SERVICES - 3.0%
      9,300   BJ's Restaurants Inc.+ .........................         190
     10,156   Cheesecake Factory, Inc.+ ......................         317
      9,050   Ctrip.com International Ltd., ADR+ .............         580
     10,669   Sonic Corporation+ .............................         292
                                                               -----------
                                                                     1,379
                                                               -----------

       MEDIA - 1.3%
     22,800   Focus Media Holding Ltd., ADR+ .................         610
                                                               -----------

       RETAILING - 5.4%
      7,786   America's Car-Mart, Inc.+ ......................         140
     17,294   Audible, Inc.+ .................................         212
      7,098   Blue Nile, Inc.+** .............................         224
      6,483   Guitar Center, Inc.+ ...........................         358
     21,323   Hibbett Sporting Goods, Inc.+ ..................         474
        800   MWI Veterinary Supply, Inc.+ ...................          16
     14,167   Stamps.com, Inc.+ ..............................         244
      4,403   Tractor Supply Company+ ........................         201
     22,676   Urban Outfitters, Inc.+ ........................         667
                                                               -----------
                                                                     2,536
                                                               -----------
              Total Consumer Discretionary ...................       6,495
                                                               -----------

     CONSUMER STAPLES - 2.3%

       FOOD & STAPLES RETAILING - 1.4%
     15,248   Central European Distribution Corporation+ .....         650
                                                               -----------

       HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
      6,214   Parlux Fragrances, Inc.+** .....................         181
      5,195   USANA Health Sciences, Inc.+** .................         248
                                                               -----------
                                                                       429
                                                               -----------
              Total Consumer Staples .........................       1,079
                                                               -----------

     ENERGY - 5.3%
     11,100   ATP Oil & Gas Corporation+ .....................         364
     12,800   Bronco Drilling Company, Inc.+ .................         353
     24,000   Carrizo Oil & Gas, Inc.+ .......................         703
      3,600   Dril-Quip, Inc.+ ...............................         173
     28,900   Input/Output, Inc.+ ............................         231
      8,056   Veritas DGC, Inc.+ .............................         295
      3,900   W-H Energy Services, Inc.+ .....................         126
      5,059   Whiting Petroleum Corporation+ .................         222
                                                               -----------
              Total Energy ...................................       2,467
                                                               -----------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

     FINANCIALS - 4.3%

       BANKS - 1.8%
     11,242   Brookline Bancorp, Inc. ........................ $       178
      3,015   Mercantile Bank Corporation ....................         129
      9,500   Midwest Banc Holdings, Inc. ....................         220
     11,200   Signature Bank+ ................................         302
                                                               -----------
                                                                       829
                                                               -----------

       DIVERSIFIED FINANCIALS - 1.0%
     11,600   First Cash Financial Services, Inc.+ ...........         305
     14,800   TradeStation Group, Inc.+ ......................         150
                                                               -----------
                                                                       455
                                                               -----------

       INSURANCE - 1.5%
     20,500   American Equity Investment Life Holding
                Company ......................................         233
     10,324   Delphi Financial Group, Inc., Class A ..........         483
                                                               -----------
                                                                       716
                                                               -----------
              Total Financials ...............................       2,000
                                                               -----------

     HEALTH CARE - 30.5%

       HEALTH CARE EQUIPMENT & SERVICES - 15.6%
     17,079   Adeza Biomedical Corporation+ ..................         297
      7,000   Advisory Board Company+ ........................         364
     26,194   Align Technology, Inc.+ ........................         176
      5,478   American Healthways, Inc.+ .....................         232
     16,800   Animas Corporation+ ............................         264
     10,388   ArthroCare Corporation+ ........................         418
      8,227   Aspect Medical Systems, Inc.+ ..................         244
      7,214   Centene Corporation+ ...........................         181
     21,254   Conceptus, Inc.+ ...............................         246
      7,696   Conor Medsystems, Inc.+ ........................         181
     12,100   HealthExtras, Inc.+ ............................         259
      3,237   Hologic, Inc.+ .................................         187
     13,600   Immucor, Inc.+ .................................         373
     15,098   IntraLase Corporation+** .......................         222
      7,186   Kensey Nash Corporation+ .......................         220
     11,748   Kyphon, Inc.+ ..................................         516
      8,750   Laserscope+ ....................................         247
     14,339   LCA-Vision, Inc. ...............................         532
     13,414   LHC Group, Inc.+ ...............................         207
     12,850   Merge Technologies, Inc.+ ......................         220
     10,600   Micrus Endovascular Corporation+ ...............         105
      1,800   Schick Technologies, Inc.+ .....................          47
     16,413   SFBC International, Inc.+ ......................         729
        542   Shamir Optical Industry Ltd.+ ..................           5
      9,001   Syneron Medical Ltd.+ ..........................         329
     11,666   Ventiv Health, Inc.+ ...........................         306
     18,100   VNUS Medical Technologies, Inc.+ ...............         189
                                                               -----------
                                                                     7,296
                                                               -----------

       PHARMACEUTICALS & BIOTECHNOLOGY - 14.9%
     11,300   Adams Respiratory Therapeutics, Inc.+ ..........         365
     11,200   Amylin Pharmaceuticals, Inc.+** ................         390


 18               See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - (CONTINUED)

     HEALTH CARE - (CONTINUED)

       PHARMACEUTICALS & BIOTECHNOLOGY - (CONTINUED)
     16,500   Anika Therapeutics, Inc.+ ...................... $       195
     19,166   CV Therapeutics, Inc.+ .........................         513
      7,500   Digene Corporation+ ............................         214
     19,200   Encysive Pharmaceuticals, Inc.+ ................         226
     10,946   First Horizon Pharmaceutical Corporation+ ......         217
     16,500   Keryx Biopharmaceuticals, Inc.+ ................         260
     13,250   Kos Pharmaceuticals, Inc.+ .....................         887
     31,404   LifeCell Corporation+ ..........................         679
      5,099   Medicis Pharmaceutical Corporation,
                Class A** ....................................         166
     15,638   MGI Pharma, Inc.+** ............................         365
     19,400   Nastech Pharmaceutical Company Inc.+ ...........         274
     17,369   Nektar Therapeutics+ ...........................         294
     12,402   Protein Design Labs, Inc.+ .....................         347
     10,100   Rigel Pharmaceuticals, Inc.+ ...................         240
     13,537   Salix Pharmaceuticals Ltd.+ ....................         288
      6,300   SeraCare Life Sciences, Inc.+ ..................         112
     13,183   United Therapeutics Corporation+ ...............         920
                                                               -----------
                                                                     6,952
                                                               -----------
              Total Health Care ..............................      14,248
                                                               -----------

     INDUSTRIALS - 10.6%

       CAPITAL GOODS - 6.0%
     20,726   A.S.V., Inc.+ ..................................         469
      5,748   American Science & Engineering, Inc.+ ..........         377
     20,414   Ceradyne, Inc.+ ................................         749
      7,833   Lincoln Electric Holdings, Inc. ................         309
      5,283   MTC Technologies, Inc.+ ........................         169
      9,800   NCI Building Systems, Inc.+ ....................         400
     21,501   TurboChef Technologies, Inc.+** ................         335
                                                               -----------
                                                                     2,808
                                                               -----------

       COMMERCIAL SERVICES & SUPPLIES - 3.1%
      2,365   Collectors Universe, Inc.+ .....................          30
      5,426   CRA International Inc.+ ........................         226
      1,200   ESCO Technologies Inc.+ ........................          60
     12,803   LECG Corporation+ ..............................         295
      5,900   Portfolio Recovery Associates, Inc.+ ...........         255
     14,248   Resources Connection, Inc.+ ....................         422
     10,159   TRM Corporation+ ...............................         154
                                                               -----------
                                                                     1,442
                                                               -----------

       TRANSPORTATION - 1.5%
      9,700   Knight Transportation, Inc. ....................         236
      6,601   Old Dominion Freight Line, Inc.+ ...............         221
     12,705   Universal Truckload Services, Inc.+ ............         236
                                                               -----------
                                                                       693
                                                               -----------
              Total Industrials ..............................       4,943
                                                               -----------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

     INFORMATION TECHNOLOGY - 28.4%

       COMMUNICATIONS EQUIPMENT - 6.4%
     24,085   AudioCodes Ltd.+ ............................... $       265
      7,477   Blue Coat Systems, Inc.+ .......................         325
     59,865   Glenayre Technologies, Inc.+ ...................         215
     26,867   Ixia+ ..........................................         395
     26,500   NMS Communications Corporation+ ................          98
     19,821   Openwave Systems Inc.+** .......................         357
     11,917   Orckit Communications Ltd.+ ....................         298
     16,700   Polycom, Inc.+ .................................         270
     12,700   Redback Networks Inc.+ .........................         126
      7,416   SafeNet, Inc.+ .................................         269
     21,300   Symmetricom, Inc.+ .............................         165
     10,500   Tekelec+ .......................................         220
                                                               -----------
                                                                     3,003
                                                               -----------

       COMPUTERS & PERIPHERALS - 0.8%
     11,495   M-Systems Flash Disk Pioneers Ltd.+ ............         344
                                                               -----------

       INTERNET SOFTWARE & SERVICES - 9.1%
     21,326   Akamai Technologies, Inc.+ .....................         340
     54,606   aQuantive, Inc.+** .............................       1,099
      4,145   Digital River, Inc.+ ...........................         145
      4,200   F5 Networks, Inc.+ .............................         183
      2,700   HouseValues, Inc.+ .............................          39
     15,700   Interwoven, Inc.+ ..............................         128
     28,600   Jupitermedia Corporation+ ......................         507
     16,436   Marchex, Inc., Class B+** ......................         272
     39,378   MatrixOne, Inc.+ ...............................         207
     19,400   Secure Computing Corporation+ ..................         220
     30,903   ValueClick, Inc.+ ..............................         528
      6,800   Websense, Inc.+ ................................         348
     13,600   WebSideStory, Inc.+ ............................         241
                                                               -----------
                                                                     4,257
                                                               -----------

       IT SERVICES - 1.9%
     19,585   Euronet Worldwide, Inc.+ .......................         580
     20,950   RightNow Technologies, Inc.+ ...................         308
                                                               -----------
                                                                       888
                                                               -----------

       SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT - 5.8%
      6,800   Cymer, Inc.+ ...................................         213
      7,000   FormFactor Inc.+ ...............................         160
     18,500   Integrated Device Technology, Inc.+ ............         199
     21,263   O2Micro International Ltd.+ ....................         335
     11,595   Power Integrations, Inc.+ ......................         252
      6,100   Semtech Corporation+ ...........................         101
     17,600   Silicon Motion Technology
                Corporation, ADR+ ............................         269
      9,800   SiRF Technology Holdings, Inc.+ ................         295
     15,025   Tessera Technologies, Inc.+ ....................         449
     13,999   Trident Microsystems, Inc.+ ....................         445
                                                               -----------
                                                                     2,718
                                                               -----------

                    See Notes to Portfolio of Investments.                    19

--------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - (CONTINUED)

     INFORMATION TECHNOLOGY - (CONTINUED)

       SOFTWARE - 4.4%
     22,152   Agile Software Corporation+ .................... $       159
     18,900   Concur Technologies, Inc.+ .....................         234
      2,300   Informatica Corporation+ .......................          28
      6,859   Micromuse Inc.+ ................................          54
     22,836   Online Resources Corporation+ ..................         242
     15,803   PDF Solutions, Inc.+ ...........................         262
     18,300   RSA Security Inc.+ .............................         232
     11,400   SERENA Software, Inc.+ .........................         227
     26,978   SupportSoft, Inc.+ .............................         136
      6,115   TALX Corporation ...............................         200
     32,500   TIBCO Software Inc.+ ...........................         272
                                                               -----------
                                                                     2,046
                                                               -----------
              Total Information Technology ...................      13,256
                                                               -----------

     TELECOMMUNICATION SERVICES - 1.2%
     21,512   InPhonic, Inc.+** ..............................         296
     14,260   JAMDAT Mobile Inc.+** ..........................         299
                                                               -----------
              Total Telecommunication Services ...............         595
                                                               -----------
              Total Common Stocks
                (Cost $38,626) ...............................      45,083
                                                               -----------

 REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
      7,250   RAIT Investment Trust ..........................         207
     15,300   Strategic Hotel Capital, Inc. ..................         279
                                                               -----------
              Total REITs
                (Cost $476) ..................................         486
                                                               -----------


   PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------

 REPURCHASE AGREEMENT - 3.0%
   (COST $1,376)
$     1,376   Agreement with Morgan Stanley, 3.400%
                dated 09/30/2005, to be repurchased at
                $1,376,000 on 10/03/2005
                (Collateralized by U.S. Treasury Bond,
                3.000% due 07/15/2012,
                market value $1,414,000 ...................... $     1,376
                                                               -----------
 SHORT-TERM INVESTMENT - 10.0%
   (COST $4,682)
      4,682   Mellon GSL DBT II
                Collateral Fund++ ............................       4,682
                                                               -----------
TOTAL INVESTMENTS (Cost $45,160*) .................    110.5%       51,627
OTHER ASSETS (LIABILITIES) (Net) ..................    (10.5)       (4,918)
                                                     -------   -----------
NET ASSETS ........................................    100.0%  $    46,709
                                                     =======   ===========
----------------------------
  * Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at September 30, 2005, and have an aggregate market value of $4,378,000, representing 9.4% of the total net assets of the Fund (Collateral Value $4,682,000).
  + Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.



--------------------------------------------------------------------------------
                              GLOSSARY OF TERMS
    ADR       --  American Depositary Receipt
--------------------------------------------------------------------------------

20                     See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - 97.1%

     JAPAN - 27.6% ****
      3,200   Advantest Corporation** ........................ $       248
     38,000   AEON Company Ltd. ..............................         763
      1,845   Aiful Corporation ..............................         155
      9,000   Astellas Pharma Inc.** .........................         339
      6,000   Bridgestone Corporation ........................         128
      6,900   Canon Inc. .....................................         373
      5,800   Chubu Electric Power Company Inc.** ............         142
     22,600   Daiichi Sankyo Company, Ltd.** .................         463
     15,000   Daiwa House Industry Company Ltd. ..............         196
         31   East Japan Railway Company** ...................         177
      9,100   FANUC Ltd.** ...................................         736
      2,900   Hirose Electric Company Ltd.** .................         338
      8,400   Hoya Corporation** .............................         284
     16,900   Kansai Electric Power Company Inc. .............         373
      8,000   Kao Corporation** ..............................         197
         43   Millea Holdings, Inc. ..........................         689
     34,700   Mitsubishi Corporation** .......................         685
     97,000   Mitsubishi Estate Company Ltd.** ...............       1,331
         69   Mitsubishi Tokyo Financial Group, Inc.** .......         906
     23,000   Mitsui & Company, Ltd.** .......................         288
     11,000   Mitsui Fudosan Company Ltd.** ..................         165
     24,000   Mitsui Sumitomo Insurance Company Ltd.** .......         278
         72   Mizuho Financial Group, Inc. ...................         458
      3,300   Murata Manufacturing Company Ltd.** ............         184
     15,000   NGK Spark Plug Company, Ltd., of Japan** .......         217
      3,200   Nidec Corporation ..............................         188
     12,000   Nikon Corporation** ............................         151
      3,100   Nintendo Company Ltd.** ........................         362
     19,000   Nippon Electric Glass Company, Ltd.** ..........         342
        137   Nippon Telegraph & Telephone Corporation .......         673
     57,100   Nissan Motor Company Ltd.** ....................         652
      7,300   Nitto Denko Corporation** ......................         411
         66   NTT DoCoMo, Inc.** .............................         117
      7,000   OMRON Corporation ..............................         171
      4,800   ORIX Corporation ...............................         867
     17,000   Ricoh Company, Ltd.** ..........................         266
      5,300   Rohm Company Ltd.** ............................         460
      4,500   SECOM Company Ltd. .............................         216
     22,000   Sekisui House Ltd. .............................         270
      1,600   Shimamura Company Ltd. .........................         177
      6,000   Shin-Etsu Chemical Company Ltd.** ..............         262
      4,900   SMC Corporation** ..............................         652
     20,100   SOFTBANK Corporation** .........................       1,116
     32,000   Sompo Japan Insurance Inc. .....................         424
      4,442   Sony Corporation** .............................         146
     62,000   Sumitomo Corporation ...........................         654
        273   Sumitomo Mitsui Financial Group, Inc. ..........       2,573
     54,500   Suzuki Motor Corporation .......................       1,008
      3,200   T&D Holdings, Inc. .............................         191
     10,100   Takeda Pharmaceutical Company Ltd.** ...........         601
      2,300   TDK Corporation** ..............................         164
      1,400   Tokyo Electric Power Company Inc.** ............          35

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

     11,700   Tokyo Electron Ltd.** .......................... $       622
     56,000   TOKYO GAS Company Ltd.** .......................         227
      4,900   Toyota Motor Corporation** .....................         224
      9,500   Trend Micro Inc. ...............................         300
        228   UFJ Holdings, Inc.+ ............................       1,855
      3,400   Unicharm Corporation** .........................         147
        347   Yahoo Japan Corporation ........................         409
      6,200   Yamada Denki Company, Ltd. .....................         471
     37,200   Yamato Transport Company Ltd.** ................         612
                                                               -----------
                                                                    28,129
                                                               -----------

     UNITED KINGDOM - 13.6%
      7,400   Anglo American PLC .............................         221
     31,000   ARM Holdings PLC ...............................          64
     38,600   AstraZeneca PLC ................................       1,794
        800   AstraZeneca PLC (F) ............................          37
     14,637   BHP Billiton PLC ...............................         237
     29,200   Bradford & Bingley PLC .........................         176
     22,800   Brambles Industries PLC ........................         140
     12,000   British Land Company PLC .......................         199
     21,143   Cadbury Schweppes PLC ..........................         213
      3,900   Carnival PLC ...................................         202
     13,800   Diageo PLC .....................................         198
      9,800   Hanson PLC .....................................         102
     72,800   HBOS PLC .......................................       1,096
     31,800   HSBC Holdings PLC ..............................         514
     15,600   Johnston Press PLC .............................         137
     37,200   Lloyds TSB Group PLC ...........................         306
     12,000   Northern Rock PLC ..............................         177
     56,300   Pearson PLC ....................................         654
     70,800   Reed Elsevier PLC ..............................         655
     27,700   Rolls-Royce Group PLC ..........................         183
     51,800   Royal Bank of Scotland Group PLC++ .............       1,470
     13,300   Scottish & Southern Energy PLC .................         241
     31,000   Standard Chartered PLC .........................         669
     31,000   Tesco PLC** ....................................         169
     63,000   TI Automotive Ltd., Class A+ ...................           0***
     52,700   Unilever PLC ...................................         550
  1,125,498   Vodafone Group PLC .............................       2,928
     10,600   Wolseley PLC ...................................         224
      9,400   Xstrata PLC ....................................         244
      4,200   Yell Group PLC .................................          35
                                                               -----------
                                                                    13,835
                                                               -----------

     FRANCE - 8.9%
      6,900   Accor SA .......................................         348
      8,200   AXA ............................................         225
     22,800   BNP Paribas SA .................................       1,733
     23,500   Bouygues SA++ ..................................       1,092
      3,500   Carrefour SA ...................................         161
      3,500   Dassault Systemes SA** .........................         181
      2,000   Essilor International SA .......................         166
      3,900   Groupe Danone ..................................         420
      1,640   L'Air Liquide SA ...............................         302


                     See Notes to Portfolio of Investments.                  21

--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - (CONTINUED)

     FRANCE - (CONTINUED)
      3,900   L'Oreal SA ..................................... $       302
      4,100   Lafarge SA .....................................         361
     23,100   Sanofi-Aventis .................................       1,909
      1,333   Sanofi-Aventis (F) .............................         110
      9,800   Schneider Electric SA ..........................         774
      2,500   Societe Generale Group** .......................         285
      8,900   STMicroelectronics NV ..........................         153
        800   Total SA .......................................         218
      3,200   Veolia Environnement ...........................         135
      5,900   Vivendi Universal SA ...........................         193
                                                               -----------
                                                                     9,068
                                                               -----------

     NETHERLANDS - 8.8%
     49,930   ABN AMRO Holding NV ............................       1,196
     43,437   AEGON NV .......................................         645
      5,100   Euronext NV ....................................         225
      6,250   Heineken Holding NV ............................         184
     27,700   Heineken NV** ..................................         889
     25,231   ING Groep NV ...................................         752
    125,800   Koninklijke (Royal) KPN NV .....................       1,128
      5,300   Koninklijke (Royal) Numico NV+ .................         232
     18,000   Reed Elsevier NV ...............................         248
     66,551   Royal Dutch Shell PLC, A Shares ................       2,197
      9,855   Royal Dutch Shell PLC, B Shares ................         340
      2,900   Royal Dutch Shell PLC, Class A, ADR ............         190
      6,500   TNT NV .........................................         162
      5,700   Unilever NV ....................................         405
      6,526   VNU NV .........................................         205
                                                               -----------
                                                                     8,998
                                                               -----------

     SWITZERLAND - 8.3%
      3,800   Adecco SA ......................................         173
     28,783   Compagnie Financiere Richemont AG, A
                Units ........................................       1,139
     14,326   Credit Suisse Group ............................         634
     17,812   Holcim Ltd. ....................................       1,183
      2,921   Nestle SA ......................................         855
     33,065   Novartis AG ....................................       1,677
      6,393   Roche Holding AG-Genusschein ...................         888
     11,839   Swiss Reinsurance Company ......................         777
      1,490   Swisscom AG ....................................         487
        225   Syngenta AG ....................................          24
      1,700   Synthes, Inc. ..................................         199
      4,753   UBS AG .........................................         404
                                                               -----------
                                                                     8,440
                                                               -----------

     GERMANY - 6.7%
      6,200   Allianz AG .....................................         837
      3,100   Altana AG ......................................         174
     19,500   Bayer AG .......................................         715
      4,100   Bayerische Motoren Werke (BMW) AG ..............         192
      7,700   DaimlerChrysler AG .............................         408

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

      3,400   Deutsche Bank AG ............................... $       318
      2,320   Deutsche Boerse AG .............................         222
     11,400   Deutsche Post AG ...............................         267
      7,200   E.ON AG ........................................         661
     24,600   Infineon Technologies AG+ ......................         242
      4,700   SAP AG .........................................         812
      3,100   SAP AG, Sponsored ADR ..........................         134
     17,600   Siemens AG .....................................       1,356
      7,900   Volkswagen AG** ................................         486
                                                               -----------
                                                                     6,824
                                                               -----------

     SPAIN - 4.7%
      5,300   Altadis, SA ....................................         238
     58,700   Banco Bilbao Vizcaya Argentaria SA .............       1,029
     70,700   Banco Santander Central Hispano SA .............         929
     11,500   Iberdrola SA ...................................         321
      7,500   Industria de Diseno Textil SA (Inditex) ........         220
     39,600   Repsol YPF SA ..................................       1,283
     47,369   Telefonica SA ..................................         775
                                                               -----------
                                                                     4,795
                                                               -----------

     CANADA - 4.4%
     21,600   Abitibi-Consolidated Inc.** ....................          87
     21,900   Alcan Inc. .....................................         694
      9,000   Cameco Corporation .............................         480
      4,000   Canadian Natural Resources Ltd. ................         181
     12,701   Falconbridge Ltd.** ............................         339
     11,900   Inco Ltd. (F) ..................................         564
      1,900   Magna International Inc., Class A** ............         143
      2,800   Manulife Financial Corporation** ...............         149
      9,800   Methanex Corporation ...........................         145
      4,200   National Bank of Canada** ......................         218
      7,900   Potash Corporation of Saskatchewan Inc. ........         736
      2,900   Suncor Energy Inc. .............................         176
     10,100   TELUS Corporation** ............................         411
      5,100   Thomson Corporation** ..........................         190
                                                               -----------
                                                                     4,513
                                                               -----------

     AUSTRALIA - 2.2% ****
     27,700   Amcor Ltd. .....................................         142
      8,145   Australia & New Zealand Banking
                Group Ltd. ...................................         149
     15,876   Brambles Industries Ltd.** .....................         107
     37,212   Foster's Group Ltd. ............................         165
     24,105   Insurance Australia Group Ltd. .................         100
     28,800   Promina Group Ltd. .............................         110
     25,591   QBE Insurance Group Ltd. .......................         365
     39,128   Rinker Group Ltd. ..............................         495
      7,300   Wesfarmers Ltd. ................................         223
     11,800   Westpac Banking Corporation ....................         190
     16,450   Woolworths Ltd. ................................         209
                                                               -----------
                                                                     2,255
                                                               -----------

22                  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 COMMON STOCKS - (CONTINUED)

     SWEDEN - 1.7%
     12,900   Assa Abloy AB, B Shares ........................ $       182
     11,700   Atlas Copco AB, Class A ........................         227
      4,600   Sandvik AB .....................................         229
    251,000   Telefonaktiebolaget LM Ericsson, B Shares ......         916
      5,000   Telefonaktiebolaget LM Ericsson,
                Sponsored ADR ................................         184
                                                               -----------
                                                                     1,738
                                                               -----------

     SOUTH KOREA - 1.4% ****
      2,485   Samsung Electronics Company Ltd. ...............       1,400
                                                               -----------

     MEXICO - 1.3%
     50,700   America Movil SA de CV, Series L, ADR ..........       1,334
                                                               -----------

     HONG KONG - 1.3% ****
     62,000   Hang Lung Group Ltd. ...........................         120
    113,500   Hang Lung Properties Ltd. ......................         181
    144,000   Johnson Electric Holdings Ltd. .................         138
    170,000   Li & Fung Ltd. .................................         393
    316,000   PCCW Ltd. ......................................         206
     23,000   Sung Hung Kai Properties Ltd. ..................         238
      4,500   Swire Pacific Ltd., Class A ....................          41
                                                               -----------
                                                                     1,317
                                                               -----------

     SINGAPORE - 1.1% ****
     20,000   DBS Group Holdings Ltd. ........................         187
    544,215   Singapore Telecommunications Ltd.++ ............         789
     21,000   United Overseas Bank Ltd. ......................         175
      2,100   United Overseas Land Ltd.** ....................           3
                                                               -----------
                                                                     1,154
                                                               -----------

     SOUTH AFRICA - 1.0%
     27,000   Sasol Ltd. .....................................       1,045
                                                               -----------

     BELGIUM - 0.6%
      4,100   Fortis .........................................         118
     13,600   SES GLOBAL, FDR ................................         213
      6,300   UCB Group SA ...................................         333
                                                               -----------
                                                                       664
                                                               -----------

     DENMARK - 0.6%
      6,300   Novo Nordisk A/S, Class B ......................         311
      4,900   TDC A/S ........................................         264
                                                               -----------
                                                                       575
                                                               -----------

     AUSTRIA - 0.4%
      4,000   Erste Bank der oesterreichischen
                Sparkassen AG ................................         214
      1,000   Raiffeisen International Bank Holding
                AG+,++** .....................................          67
      7,583   Telekom Austria AG .............................         151
                                                               -----------
                                                                       432
                                                               -----------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

     IRELAND - 0.4%
     15,185   CRH PLC ........................................ $       412
                                                               -----------

     TAIWAN - 0.3% ****
     40,310   Taiwan Semiconductor Manufacturing
                Company Ltd., Sponsored ADR ..................         331
                                                               -----------

     FINLAND - 0.3%
      8,100   Nokia Oyj ......................................         136
     13,100   Stora Enso Oyj - R Shares ......................         180
                                                               -----------
                                                                       316
                                                               -----------

     ITALY - 0.3%
     10,250   Eni SpA ........................................         304
                                                               -----------

     NORWAY - 0.3%
     20,700   DnB NOR ASA ....................................         213
      5,100   Norske Skogindustrier ASA ......................          76
                                                               -----------
                                                                       289
                                                               -----------

     INDIA - 0.3%
      3,800   Infosys Technologies Ltd., Sponsored ADR .......         282
                                                               -----------

     BRAZIL - 0.3%
      7,000   Companhia Vale do Rio Doce,
                Sponsored ADR ................................         272
                                                               -----------

     UNITED STATES - 0.1%
      7,932   News Corporation (F), CDI ......................         124
                                                               -----------

     PORTUGAL - 0.1%
     11,000   Portugal Telecom, SGPS, SA .....................         101
                                                               -----------

     GREECE - 0.1%
      2,790   Opap SA ........................................          87
                                                               -----------

     RUSSIA - 0.0% +++
      1,700   YUKOS, ADR+** ..................................           7
                                                               -----------

              Total Common Stocks
                (Cost $73,668) ...............................      99,041
                                                               -----------

 PREFERRED STOCK - 0.1%
   (COST $12)
     SOUTH KOREA - 0.1% ****
        210   Samsung Electronics Company Ltd. ...............          91
                                                               -----------

 RIGHTS - 0.0% +++
   (COST $0)

     NORWAY - 0.0% +++
      5,100   Norske Skogindustrier ASA ......................           9
                                                               -----------


                    See Notes to Portfolio of Investments.                    23

--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------

 CONVERTIBLE BONDS - 0.1%
   (COST $69)

     SWITZERLAND - 0.1%
$        95   Credit Suisse Group Financial, Conv. Jr. Bond,
                6.000% due 12/23/2005 ........................ $       115
                                                               -----------

 REPURCHASE AGREEMENT - 2.6%
   (COST $2,624)
      2,624   Agreement with Morgan Stanley, 3.400%
                dated 09/30/2005, to be repurchased at
                $2,625,000 on 10/03/2005
                (Collateralized by U.S. Treasury Bond,
                3.000% due 07/15/2012,
                market value $2,697,000) .....................       2,624
                                                               -----------

 SHORT-TERM INVESTMENT - 15.4%
   (COST $15,746)
     15,746   Mellon GSL DBT II
                Collateral Fund++++ ..........................      15,746
                                                               -----------
TOTAL INVESTMENTS (Cost $92,119*) .................    115.3%      117,626
OTHER ASSETS (LIABILITIES) (Net) ..................    (15.3)      (15,630)
                                                      ------   -----------
NET ASSETS ........................................    100.0%  $   101,996
                                                      ======   ===========
---------------------------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at September 30, 2005, and have an aggregate market value of $14,723,000, representing 14.5% of the total net assets of the Fund (Collateral Value $15,746,000).
  *** Value of security is $0.
 **** Investments in the areas of the Pacific Rim at September 30, 2005 are
      34.1% of the total net assets of the Fund.
    + Non-income producing security.
   ++ Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933, as amended.
  +++ Amount represents less than 0.1% of the total net assets of the Fund. ++++ Represents investment purchased with cash collateral for securities loaned.
    # Amount represents less than $500.




24                       See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

                    FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                              CONTRACTS TO RECEIVE
                                     (000S)
                    ------------------------------------------
                                                                    NET
                                                                 UNREALIZED
                                                                 APPRECIATION/
EXPIRATION               LOCAL          VALUE IN   IN EXCHANGE  (DEPRECIATION)
   DATE                 CURRENCY         U.S. $     FOR U.S. $   OF CONTRACTS
---------           ---------------   -----------  -----------  ---------------
10/04/2005          EUR          56        67          67         $      -- #
10/04/2005          JPY      10,541        93          93                -- #
10/05/2005          JPY       7,685        68          68                -- #
10/12/2005          GBP          95       168         164                 4
10/14/2005          GBP         259       456         456                -- #
12/20/2005          GBP         481       848         846                 2
01/10/2006          JPY      54,038       482         501               (19)
                                                                  ----------
                                                                  $     (13)
                                                                  ----------


                   FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                              CONTRACTS TO DELIVER
                                     (000S)
                    ------------------------------------------
                                                                    NET
                                                                 UNREALIZED
                                                                 APPRECIATION/
EXPIRATION               LOCAL          VALUE IN   IN EXCHANGE  (DEPRECIATION)
   DATE                 CURRENCY         U.S. $     FOR U.S. $   OF CONTRACTS
---------           ---------------   -----------  -----------  ---------------
10/03/2005          EUR          46        55          55         $      -- #
10/03/2005          GBP           1         1           1                -- #
10/03/2005          HKD         177        23          23                -- #
10/03/2005          JPY      15,780       139         139                -- #
10/04/2005          GBP           8        13          13                -- #
10/04/2005          HKD         213        27          27                -- #
10/05/2005          CHF          19        15          15                -- #
10/05/2005          EUR          21        26          26                -- #
10/07/2005          EUR         385       462         460                (2)
10/12/2005          CHF         213       171         164                (7)
10/14/2005          EUR         374       449         456                 7
12/19/2005          CHF         265       213         213                -- #
12/20/2005          CHF       1,579     1,273       1,230               (43)
01/10/2006          JPY      54,038       482         493                11
                                                                  ----------
                                                                  $     (34)
                                                                  ----------
Net Unrealized Depreciation of Forward Foreign
Currency Contracts .............................................  $     (47)
                                                                  ==========


AT SEPTEMBER 30, 2005, SECTOR DIVERSIFICATION IS AS FOLLOWS:

                                           % OF        VALUE
     SECTOR DIVERSIFICATION             NET ASSETS    (000S)
     ----------------------             ----------     -----
COMMON STOCKS:
Banks ..................................   17.9%    $  18,259
Telecommunication Services .............    9.9        10,250
Pharmaceuticals & Biotechnology ........    9.2         9,351
Materials ..............................    8.4         8,534
Energy .................................    5.8         5,941
Capital Goods ..........................    5.3         5,450
Insurance ..............................    4.7         4,790
Food, Beverage & Tobacco ...............    4.1         4,136
Semiconductors & Semiconductor Equipment    3.8         3,842
Automobiles & Components ...............    3.4         3,458
Media ..................................    2.6         2,654
Internet Software & Services ...........    2.3         2,313
Diversified Financials .................    2.2         2,262
Retailing ..............................    2.2         2,248
Real Estate Investment Trusts (REITs) ..    2.2         2,237
Utilities ..............................    2.1         2,135
Consumer Durables & Apparel ............    2.1         2,113
Commercial Services & Supplies .........    1.7         1,713
Electronic Equipment & Instruments .....    1.3         1,374
Communications Equipment ...............    1.2         1,236
Other ..................................    4.7         4,745
                                         ------     ---------
TOTAL COMMON STOCKS ....................   97.4        99,041
PREFERRED STOCK ........................    0.1            91
RIGHTS .................................    0.0+++          9
CONVERTIBLE BONDS ......................    0.1           115
REPURCHASE AGREEMENT ...................    2.6         2,624
SHORT-TERM INVESTMENT ..................   15.5        15,746
                                         ------     ---------
TOTAL INVESTMENTS ......................  115.7       117,626
OTHER ASSETS AND LIABILITIES (Net) .....  (15.7)      (15,630)
                                         ------     ---------
NET ASSETS .............................  100.0%    $ 101,996
                                         ======     =========


--------------------------------------------------------------------------------
                      GLOSSARY OF TERMS
    ADR        -- American Depositary Receipt
    CDI        -- CHESS Depositary Interest Receipt
    CHF        -- Swiss Franc
    EUR        -- EURO
    (F)        -- Foreign Shares
    FDR        -- Fiduciary Depositary Receipt
    GBP        -- Great Britain Pound Sterling
    HKD        -- Hong Kong Dollar
    JPY        -- Japanese Yen
--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                  25

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT SHORT TERM INCOME FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------

 CORPORATE BONDS AND NOTES - 62.6%

     FINANCIAL SERVICES - 11.8%
    $ 1,000   Berkshire Hathaway Inc., Note,
                3.375% due 10/15/2008 ........................ $       966
      1,000   CIT Group Inc., Sr. Note,
                7.375% due 04/02/2007 ........................       1,040
        500   Goldman Sachs Group, Inc., Note,
                4.125% due 01/15/2008 ........................         495
              Household Finance Corporation, Note:
      1,500     5.750% due 01/30/2007 ........................       1,524
        250     7.875% due 03/01/2007 ........................         261
        500   Nuveen Investments, Sr. Note,
                5.000% due 09/15/2010 ........................         496
      1,500   Rollins Truck Leasing Corporation, Deb.,
                8.375% due 02/15/2007 ........................       1,567
                                                               -----------
                                                                     6,349
                                                               -----------

     BANKS - 10.4%
      1,000   Fifth Third Bank, Note,
                2.700% due 01/30/2007 ........................         976
      1,000   JPMorgan Chase & Company, Note,
                5.350% due 03/01/2007 ........................       1,012
      1,500   MBNA America Bank N.A., Note,
                6.500% due 06/20/2006 ........................       1,522
      1,000   SB Treasury Company LLC, Bond,
                9.400% to 06/30/2008;
                10.925% due 12/29/2049** .....................       1,104
      1,000   U.S. Bank N.A., Note,
                2.850% due 11/15/2006 ........................         979
                                                               -----------
                                                                     5,593
                                                               -----------

     REAL ESTATE INVESTMENT TRUSTS/PROPERTY - 6.0%
      1,000   CPG Partners LP, Note,
                3.500% due 03/15/2009 ........................         955
        750   Developers Diversified Realty Corporation,
                Sr. Note,
                6.625% due 01/15/2008 ........................         775
        800   Duke-Weeks Realty Corporation, Note,
                7.375% due 08/01/2007 ........................         837
        600   EOP Operating LP, Note,
                7.750% due 11/15/2007 ........................         635
                                                               -----------
                                                                     3,202
                                                               -----------

     CABLE TV - 5.2%
      1,250   AOL Time Warner Inc., Note,
                6.150% due 05/01/2007 ........................       1,278
      1,000   Cox Enterprises, Inc., Note,
                4.375% due 05/01/2008** ......................         983
        500   Univision Communications Inc., Company
                Guarantee,
                7.850% due 07/15/2011 ........................         556
                                                               -----------
                                                                     2,817
                                                               -----------

     HEALTH CARE - 4.6%
      1,500   Amgen Inc., Sr. Note,
                4.000% due 11/18/2009 ........................       1,468
      1,000   Cardinal Health, Inc., Note,
                6.250% due 07/15/2008 ........................       1,032
                                                               -----------
                                                                     2,500
                                                               -----------
   PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------

     FOOD - 4.6%
$     1,000   ConAgra Inc., Sr. Note,
                9.875% due 11/15/2005 ........................ $     1,006
        500   CVS Corporation, Note,
                4.000% due 09/15/2009 ........................         487
      1,000   Safeway Inc., Sr. Note,
                6.150% due 03/01/2006 ........................       1,004
                                                               -----------
                                                                     2,497
                                                               -----------

     UTILITIES - 4.6%
      1,000   Constellation Energy Group, Inc., Note,
                6.350% due 04/01/2007 ........................       1,023
        350   Pacific Gas & Electric Company,
                First Mortgage,
                3.600% due 03/01/2009 ........................         338
        350   Sempra Energy, Note,
                4.750% due 05/15/2009 ........................         348
        750   Texas-New Mexico Power Company,
                Sr. Note,
                6.250% due 01/15/2009 ........................         777
                                                               -----------
                                                                     2,486
                                                               -----------

     AUTO MANUFACTURING & PARTS - 3.7%
      1,000   Ford Motor Credit Company, Note,
                6.500% due 01/25/2007 ........................       1,001
      1,000   Toyota Motor Credit Corporation, Note,
                5.650% due 01/15/2007 ........................       1,012
                                                               -----------
                                                                     2,013
                                                               -----------

     GAMING/LEISURE - 3.7%

      1,000   Carnival Corporation, Company Guarantee,
                3.750% due 11/15/2007 ........................         981
      1,000   Harrah's Operating Company, Inc.,
                Company Guarantee,
                5.500% due 07/01/2010 ........................       1,011
                                                               -----------
                                                                     1,992
                                                               -----------

     TELECOMMUNICATIONS - 2.8%
        500   TELUS Corporation, Note,
                7.500% due 06/01/2007 ........................         522
      1,000   Verizon Global Funding Corporation, Note,
                4.000% due 01/15/2008 ........................         988
                                                               -----------
                                                                     1,510
                                                               -----------

     SERVICES - 2.8%
      1,000   PHH Corporation, Note,
                6.000% due 03/01/2008 ........................       1,018
        500   Sealed Air Corporation,
                Conv. Sr. Note,
                3.000% due 06/30/2033** ......................         483
                                                               -----------
                                                                     1,501
                                                               -----------

     AIRLINES - 1.9%
      1,000   Southwest Airlines Company, Pass-through
                Certificates,
                5.496% due 11/01/2006 ........................       1,012
                                                               -----------

     AEROSPACE/DEFENSE - 0.5%
        250   Boeing Capital Corporation, Sr. Note,
                5.650% due 05/15/2006 ........................         252
                                                               -----------

              Total Corporate Bonds and Notes
                (Cost $33,804) ...............................      33,724
                                                               -----------

26                       See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT SHORT TERM INCOME FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------

 COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) - 12.8%
    $ 1,000   Banc of America Mortgage Securities, Inc.,
                Pass-through Certificates,
                Series 2003-6, Class 1A30,
                4.750% due 08/25/2033 ........................ $       986
      1,032   Cendant Mortgage Corporation,
                Series 2003-3P, Class A1,
                5.500% due 04/25/2020** ......................       1,034
        974   Chase Mortgage Finance Corporation,
                Series 2005-S1, Class 1A8,
                5.500% due 05/25/2035 ........................         980
        674   Credit Suisse First Boston Mortgage
                Securities Corporation, Pass-through
                Certificates, Series 2003-29, Class 4A1,
                6.000% due 12/25/2033 ........................         684
              Federal Home Loan Mortgage Corporation:
        664     Series 2552, Class KB,
                4.250% due 06/15/2027 ........................         662
      1,000     Series 2811, Class NU,
                4.500% due 05/15/2030 ........................         984
        755   Government National Mortgage Association,
                Series 2002-70, Class PA,
                4.500% due 08/20/2032 ........................         736
        805   GSR Mortgage Loan Trust, Pass-through
                Certificates,
                Series 2005-1F, Class 2A1,
                6.000% due 02/25/2035 ........................         818
                                                               -----------

              Total CMOs
                (Cost $6,956) ................................       6,884
                                                               -----------

 ASSET-BACKED SECURITIES (ABSS) - 5.1%
        548   Atlantic City Electric Transition Funding LLC,
                Series 2003-1, Class A1,
                2.890% due 07/20/2011 ........................         532
      1,000   Capital One Multi-Asset Execution Trust,
                Series 2003-A6, Class A6,
                2.950% due 08/17/2009 ........................         985
         80   Green Tree Financial Corporation,
                Series 1995-6, Class B1,
                7.700% due 09/15/2026 ........................          74
         54   Green Tree Home Improvement,
                Series 1995-D, Class B2,
                7.450% due 09/15/2025 ........................          54
        113   Mid-State Trust, Series 4, Class A,
                8.330% due 04/01/2030 ........................         121
      1,000   WFS Financial Owner Trust, Series 2004-3,
                Class A4,
                3.930% due 02/17/2012 ........................         983
                                                               -----------

              Total ABSs
                (Cost $2,794) ................................       2,749
                                                               -----------

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.6%
              Federal Home Loan Mortgage Corporation:
      1,000     Bond,
                3.250% due 02/25/2008 ........................         973
      1,000     Note,
                4.125% due 07/12/2010 ........................         985
        500   Federal National Mortgage Association,
                Note,
                3.000% to 07/16/2006;
                5.800% due 07/16/2013 ........................         494
                                                               -----------

              Total U.S. Government Agency Obligations
                (Cost $2,490) ................................       2,452
                                                               -----------

   PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------


 U.S. TREASURY NOTES - 3.6%
$     1,000   3.250% due 08/15/2008 .......................... $       975
      1,000   2.000% due 05/15/2006 ..........................         988
                                                               -----------

              Total U.S. Treasury Note
                (Cost $1,977) ................................       1,963
                                                               -----------

 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 2.5%
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.8%
        209   6.500% due 01/01/2014 ..........................         217
        170   8.000% due 05/01/2027 ..........................         182
         22   8.500% due 11/01/2017 ..........................          24
                                                               -----------
              Total FNMA
                (Cost $403) ..................................         423
                                                               -----------

     ADJUSTABLE RATE MORTGAGE-BACKED
       SECURITIES (ARMS) - 0.7%
         23   Federal Home Loan Mortgage Corporation
                (FHLMC),
                4.728% due 11/01/2021+ .......................          23
              Federal National Mortgage Association
                (FNMA):
          9     4.000% due 11/01/2021+ .......................           9
          2     4.440% due 11/01/2022+ .......................           2
          9     4.468% due 01/01/2019+ .......................           9
        297     4.650% due 11/01/2032+ .......................         298
         19     4.906% due 11/01/2035+ .......................          19
          5     5.610% due 04/01/2019+ .......................           5
                                                               -----------

              Total ARMs
                (Cost $377) ..................................         365
                                                               -----------

     FEDERAL HOME LOAN MORTGAGE
       CORPORATION (FHLMC) - 0.5%
        266   6.000% due 05/01/2017 ..........................         274
         16   9.500% due 08/01/2016 ..........................          18
                                                               -----------

              Total FHLMC
                (Cost $286) ..................................         292
                                                               -----------

     GOVERNMENT NATIONAL MORTGAGE
       ASSOCIATION (GNMA) - 0.5%
         25   8.000% due 06/15/2009-08/15/2012 ...............          26
         22   9.000% due 12/15/2020-04/20/2025 ...............          24
        158   10.000% due 02/15/2018-04/15/2025 ..............         177
         14   11.000% due 12/15/2015 .........................          15
                                                               -----------

              Total GNMA
                (Cost $230) ..................................         242
                                                               -----------

              Total U.S. Government Agency
                Mortgage-Backed Securities
                (Cost $1,296) ................................       1,322
                                                               -----------

 COMMERCIAL MORTGAGE-BACKED SECURITIES
   (CMBS) - 0.5%
   (COST $283)
        284   GMAC Commercial Mortgage Securities Inc.,
                Series 1999-CTL1, Class A,
                7.151% due 02/15/2008** ......................         291
                                                               -----------



                     See Notes to Portfolio of Investments.                   27

--------------------------------------------------------------------------------
VT SHORT TERM INCOME FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------

 REPURCHASE AGREEMENT - 7.3%
   (COST $3,912)
$     3,912   Agreement with Morgan Stanley, 3.400%
                dated 09/30/2005, to be repurchased at
                $3,913,000 on 10/03/2005
                (Collateralized by U.S. Treasury Bond,
                3.000% due 07/15/2012,
                market value $4,021,000) ..................... $     3,912
                                                               -----------
TOTAL INVESTMENTS++ (Cost $53,512*) ................    99.0%       53,297
OTHER ASSETS (LIABILITIES) (Net) ...................     1.0           560
                                                      ------   -----------
NET ASSETS .........................................   100.0%  $    53,857
                                                      ======   ===========
-----------------------------
  * Aggregate cost for federal tax purposes.
 ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
  + Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2005.
 ++ All securities segregated as collateral for futures contracts.

                                                        UNREALIZED
  NUMBER OF                               VALUE        APPRECIATION
  CONTRACTS                               (000S)           (000S)
-------------                          -----------     -------------
FUTURES CONTRACTS-SHORT POSITION
     35  U.S. 5 Year Treasury Note,
            December 2005 ..........   $     3,740     $          24
                                                       =============


28                     See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT U.S. GOVERNMENT SECURITIES FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------

 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 65.3%

     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 34.1%
$     3,173   4.000% due 08/01/2018 .......................... $     3,053
     14,404   4.500% due 04/01/2018-06/01/2035 ...............      13,946
     27,436   5.000% due 04/01/2018-07/01/2035 ...............      26,936
     30,730   5.500% due 12/01/2008-09/01/2035 ...............      30,840
     13,480   6.000% due 01/01/2013-05/01/2034 ...............      13,756
      4,212   6.500% due 11/01/2016-01/01/2032 ...............       4,363
      1,847   7.000% due 04/01/2008-04/01/2032 ...............       1,934
        107   7.500% due 02/01/2031 ..........................         113
        112   8.000% due 07/01/2007-12/01/2030 ...............         117
        110   8.500% due 07/01/2029 ..........................         120
         35   8.750% due 01/01/2013 ..........................          36
                                                               -----------
              Total FHLMC
                (Cost $96,439) ...............................      95,214
                                                               -----------

     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 24.0%
      5,289   4.500% due 12/01/2018-11/01/2019 ...............       5,187
     18,669   5.000% due 04/01/2018-06/01/2035 ...............      18,528
     23,404   5.500% due 01/01/2017-09/01/2034 ...............      23,452
      7,058   6.000% due 12/01/2016-09/01/2034 ...............       7,209
     10,101   6.500% due 09/01/2024-07/01/2034 ...............      10,452
      1,099   7.000% due 08/01/2028-11/01/2031 ...............       1,152
        180   7.500% due 11/01/2029 ..........................         192
        438   8.000% due 05/01/2022-09/01/2027 ...............         469
        253   8.500% due 02/01/2023-10/01/2027 ...............         275
        121   9.000% due 09/01/2030 ..........................         133
                                                               -----------
              Total FNMA
                (Cost $67,885) ...............................      67,049
                                                               -----------

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 7.2%
      7,946   5.500% due 07/20/2033-03/20/2034 ...............       8,012
      9,332   6.000% due 02/20/2029-08/15/2034 ...............       9,560
      1,581   6.500% due 03/20/2031-04/20/2034 ...............       1,641
        408   7.000% due 01/15/2028-06/20/2031 ...............         429
        509   7.500% due 01/15/2023-11/15/2023 ...............         543
         34   7.750% due 12/15/2029 ..........................          36
         33   8.000% due 07/15/2026-06/15/2027 ...............          37
                                                               -----------
              Total GNMA
                (Cost $20,345) ...............................      20,258
                                                               -----------

              Total U.S. Government Agency
                Mortgage-Backed Securities
                (Cost $184,669) ..............................     182,521
                                                               -----------

 COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) - 20.6%
              Banc of America Mortgage Securities, Inc.,
                Pass-through Certificates:
      3,500     Series 2003-6, Class 1A30,
                4.750% due 08/25/2033 ........................       3,452
      1,460     Series 2004-4, Class 2A1,
                5.500% due 05/25/2034 ........................       1,456
      2,365   Chase Mortgage Finance Corporation,
                Series 2005-S1, Class 1A15,
                6.000% due 05/25/2035 ........................       2,412

   PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------

$     1,388   Countrywide Alternative Loan Trust,
                Series 2003-13T1, Class A1,
                4.000% due 08/25/2033 ........................ $     1,363
              Countrywide Home Loans:
      3,076     Series 2003-50, Class A1,
                5.000% due 11/25/2018 ........................       3,052
      4,000     Series 2004-4, Class A5,
                5.250% due 05/25/2034 ........................       3,984
              Credit Suisse First Boston Mortgage
                Securities Corporation, Pass-through
                Certificates:
      2,992     Series 2003-11, Class 1A3,
                4.500% due 06/25/2033 ........................       2,979
      2,346     Series 2003-8, Class 1A1,
                5.750% due 04/25/2033 ........................       2,358
              Federal Home Loan Mortgage Corporation:
      4,500     Series 2449, Class ND,
                6.500% due 05/15/2030 ........................       4,571
      1,382     Series 2551, Class QK,
                5.500% due 01/15/2033 ........................       1,396
      1,656     Series 2575, Class LM,
                4.500% due 05/15/2032 ........................       1,646
      2,000     Series 2981, Class PC,
                5.500% due 10/15/2031 ........................       2,010
              Federal National Mortgage Association:
      3,000     Grantor Trust, Series 2000-T5, Class B,
                7.300% due 05/25/2010 ........................       3,322
      2,306     Series 2002-16, Class TM,
                7.000% due 04/25/2032 ........................       2,377
      5,689     Series 2003-58, Class PI,
                5.000% due 02/25/2027 ........................         474
              Federal National Mortgage Association,
                REMIC, Pass-through Certificates:
         42     Series 1989-90, Class E,
                8.700% due 12/25/2019 ........................          45
        896     Series 1992-55, Class DZ,
                8.000% due 04/25/2022 ........................         925
              GSR Mortgage Loan Trust, Pass-through
                Certificates:
      2,614     Series 2003-4F, Class 2A3,
                5.000% due 05/25/2033 ........................       2,614
      3,219     Series 2005-1F, Class 2A1,
                6.000% due 02/25/2035 ........................       3,271
      2,939   Prime Mortgage Trust,
                Series 2004-2, Class A2,
                4.750% due 11/25/2019 ........................       2,915
      3,000   Residential Funding Mortgage Security,
                Series 2003-S20, Class 1A4,
                5.500% due 12/25/2033 ........................       2,974
      2,776   Structured Asset Securities Corporation,
                Series 2005-6, Class 4A1,
                5.000% due 05/25/2035 ........................       2,707
      5,000   Vendee Mortgage Trust,
                Series 2000-3, Class 2H,
                7.500% due 11/15/2014 ........................       5,116
                                                               -----------
              Total CMOs
                (Cost $57,985) ...............................      57,419
                                                               -----------

                     See Notes to Portfolio of Investments.                  29

--------------------------------------------------------------------------------
VT U.S. GOVERNMENT SECURITIES FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.9%
              Federal Home Loan Bank, Bond:
$     2,000     4.500% due 09/16/2013 ........................ $     1,987
      2,000     5.125% due 03/06/2006 ........................       2,009
      2,500     6.500% due 08/14/2009 ........................       2,678
      3,000     7.375% due 02/12/2010 ........................       3,341
              Federal National Mortgage Association:
                Note:
      2,000     6.000% due 02/03/2020 ........................       2,000
      2,500     3.000% to 07/16/2006;
                5.800% due 07/16/2013 ........................       2,470
      2,000   Housing Urban Development, Government
                Guarantee, Series 99-A,
                6.160% due 08/01/2011 ........................       2,082
                                                               -----------

              Total U.S. Government Agency Obligations
                (Cost $16,159) ...............................      16,567
                                                               -----------

 U.S. TREASURY OBLIGATIONS - 5.0%

     U.S. TREASURY NOTES - 4.9%
      1,000   3.500% due 12/15/2009 ..........................         973
      3,000   4.000% due 02/15/2014 ..........................       2,933
      2,000   4.250% due 11/15/2013 ..........................       1,992
      5,000   4.750% due 05/15/2014 ..........................       5,153
      2,000   5.750% due 08/15/2010 ..........................       2,134
        350   6.250% due 02/15/2007 ..........................         360
                                                               -----------
                                                                    13,545
                                                               -----------

     U.S. TREASURY BOND - 0.1%
        300   12.750% due 11/15/2010 .........................         303
                                                               -----------

              Total U.S. Treasury Obligations
                (Cost $13,841) ...............................      13,848
                                                               -----------

 REPURCHASE AGREEMENT - 2.7%
   (COST $7,627)
      7,627   Agreement with Morgan Stanley, 3.400%
                dated 09/30/2005, to be repurchased at
                $7,629,000 on 10/03/2005.
                (Collateralized by U.S. Treasury Bond,
                3.000% due 07/15/2012,
                market value $7,839,000) .....................       7,627
                                                               -----------
TOTAL INVESTMENTS (Cost $280,281*) .................    99.5%      277,982
OTHER ASSETS (LIABILITIES) (Net) ...................     0.5         1,320
                                                      ------   -----------
NET ASSETS .........................................   100.0%  $   279,302
                                                      ======   ===========
-----------------------------
  * Aggregate cost for federal tax purposes.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    REMIC      -- Real Estate Mortgage Investment Conduit
--------------------------------------------------------------------------------

30                     See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT INCOME FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

    PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------

 CORPORATE BONDS AND NOTES - 67.8%

     FINANCIAL SERVICES/BANKS - 11.5%
$     1,000   Abbey National PLC, Sub. Note,
                6.690% due 10/17/2005 ........................ $     1,001
        500   American General Corporation, Note,
                7.500% due 07/15/2025 ........................         612
      1,000   American General Finance, Inc.,
                MTN, Series I,
                4.625% due 05/15/2009 ........................         991
        400   Banc One Corporation, Sub. Note,
                10.000% due 08/15/2010 .......................         484
      1,000   Bank of America Corporation, Sub. Note,
                7.800% due 02/15/2010 ........................       1,117
        500   CIT Group Inc., Sr. Note,
                7.750% due 04/02/2012 ........................         574
      3,000   Citigroup Inc., Note,
                6.500% due 01/18/2011 ........................       3,238
      1,000   Farmers Insurance Exchange,
                Note,
                6.000% due 08/01/2014** ......................       1,015
      2,500   Goldman Sachs Group, Inc., Bond,
                6.875% due 01/15/2011 ........................       2,724
      1,000   Hartford Life Insurance Company, Deb.,
                7.650% due 06/15/2027 ........................       1,239
      1,500   Jefferies Group, Inc., Sr. Note,
                7.750% due 03/15/2012 ........................       1,675
      1,000   Legg Mason, Inc., Sr. Note,
                6.750% due 07/02/2008 ........................       1,054
      2,000   Merrill Lynch & Company Inc., Note,
                6.000% due 02/17/2009 ........................       2,082
      1,500   Morgan Stanley Dean Witter & Company,
                Note,
                6.750% due 04/15/2011 ........................       1,634
      1,000   Morgan Stanley, Sub. Note,
                4.750% due 04/01/2014 ........................         966
      1,100   NCNB Corporation, Sub. Note,
                9.375% due 09/15/2009 ........................       1,281
      2,250   Wells Fargo & Company, Sub. Note,
                4.625% due 04/15/2014 ........................       2,202
                                                               -----------
                                                                    23,889
                                                               -----------

     OIL & GAS - 8.3%
      1,200   ANR Pipeline Company, Deb.,
                9.625% due 11/01/2021 ........................       1,484
      1,750   Consolidated Natural Gas Company,
                Sr. Note,
                6.850% due 04/15/2011 ........................       1,913
      2,500   El Paso Natural Gas Company, Deb.,
                7.500% due 11/15/2026 ........................       2,602
      1,000   Enterprise Products Partners LP, Company
                Guarantee,
                6.375% due 02/01/2013 ........................       1,050
      1,385   Express Pipeline LP, Sub. Note,
                7.390% due 12/31/2017** ......................       1,496
        775   Hanover Compressor Company,
                Sr. Note,
                8.625% due 12/15/2010 ........................         839

   PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------
              Petro-Canada:
$       500     Deb.,
                9.250% due 10/15/2021 ........................ $       674
      1,000     Note,
                4.000% due 07/15/2013 ........................         928
      2,500   Petrobras International Finance Company,
                Sr. Note,
                9.750% due 07/06/2011 ........................       3,012
      1,000   Southern Natural Gas Company, Sr. Note,
                8.000% due 03/01/2032 ........................       1,109
        500   Tesoro Petroleum Corporation, Note,
                8.000% due 04/15/2008 ........................         524
      1,500   XTO Energy Inc., Sr. Note,
                6.250% due 04/15/2013 ........................       1,604
                                                               -----------
                                                                    17,235
                                                               -----------

     TRANSPORTATION/AUTO - 7.3%
      2,000   Burlington Northern Santa Fe Corporation,
                Deb.,
                8.125% due 04/15/2020 ........................       2,543
        172   Continental Airlines Inc., Pass-through
                Certificates, Series 1997-4C,
                6.800% due 07/02/2007 ........................         160
        420   CSX Transportation, Inc., Deb.,
                9.750% due 06/15/2020 ........................         588
        400   Ford Holdings Inc., Company Guarantee,
                9.300% due 03/01/2030 ........................         355
        250   Ford Motor Company, Deb.,
                8.900% due 01/15/2032 ........................         212
      2,000   Ford Motor Credit Company, Note,
                7.375% due 10/28/2009 ........................       1,934
      1,000   General Motors Corporation, Deb.,
                9.400% due 07/15/2021 ........................         877
                Norfolk Southern Corporation:
                Bond:
        963     5.640% due 05/17/2029 ........................         969
         37     7.800% due 05/15/2027 ........................          47
        580     Deb.,
                9.750% due 06/15/2020 ........................         829
      2,500     Sr. Note,
                6.200% due 04/15/2009 ........................       2,619
      2,000   Southwest Airlines Company, Pass-through
                Certificates, Series A-4,
                9.150% due 07/01/2016 ........................       2,419
      1,000   Trailer Bridge, Inc.,
                Sr. Sec. Note,
                9.250% due 11/15/2011 ........................       1,036
      1,136   United Air Lines Inc.,
                Pass-through Certificates, (in default),
                9.560% due 10/19/2018 ........................         469
                                                               -----------
                                                                    15,057
                                                               -----------

     CONSUMER PRODUCTS/SERVICES - 7.1%
      2,000   Allied Waste North America, Inc., Sr. Note,
                7.250% due 03/15/2015** ......................       1,980
      1,750   Carnival Corporation, Deb.,
                7.200% due 10/01/2023 ........................       2,066
      1,000   Cendant Corporation, Note,
                6.875% due 08/15/2006 ........................       1,019


                     See Notes to Portfolio of Investments.                   31

--------------------------------------------------------------------------------
VT INCOME FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

    PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------

 CORPORATE BONDS AND NOTES - (CONTINUED)

     CONSUMER PRODUCTS/SERVICES - (CONTINUED)
$     2,500   ConAgra, Inc., Sr. Note,
                7.125% due 10/01/2026 ........................ $     2,790
      1,000   Mattel, Inc., Note,
                7.300% due 06/13/2011 ........................       1,090
      1,500   Reed Elsevier Capital Inc., Company
                Guarantee,
                6.750% due 08/01/2011 ........................       1,632
      1,000   Royal Caribbean Cruises Ltd.,
                Sr. Note,
                8.000% due 05/15/2010 ........................       1,088
      1,500   Sealed Air Corporation,
                Conv. Sr. Note,
                3.000% due 06/30/2033** ......................       1,449
      1,500   Waste Management Inc.,
                Sr. Note,
                7.375% due 08/01/2010 ........................       1,651
                                                               -----------
                                                                    14,765
                                                               -----------

     UTILITIES - 6.2%
      1,500   Arizona Public Service Company, Note,
                6.500% due 03/01/2012 ........................       1,630
      1,850   Illinois Power Company, First Mortgage,
                7.500% due 06/15/2009 ........................       2,006
      1,000   Metropolitan Edison Company, Sr. Note,
                4.950% due 03/15/2013 ........................         994
      2,250   Pacific Gas & Electric Company, First
                Mortgage,
                4.200% due 03/01/2011 ........................       2,174
              PacifiCorp, First Mortgage:
      1,500     4.950% due 08/15/2014 ........................       1,494
      1,000     5.250% due 06/15/2035 ........................         960
        500   Public Service Company of New Mexico,
                Sr. Note,
                4.400% due 09/15/2008 ........................         493
      1,500   Southwestern Electric Power Company, Note,
                5.375% due 04/15/2015 ........................       1,525
      1,500   Texas-New Mexico Power Company,
                Sr. Note,
                6.250% due 01/15/2009 ........................       1,554
                                                               -----------
                                                                    12,830
                                                               -----------

     TELECOMMUNICATIONS - 5.7%
      4,000   Deutsche Telephone Finance, Bond,
                8.500% due 06/15/2010 ........................       4,539
      1,700   Northern Telecom Capital Inc., Company
                Guarantee,
                7.400% due 06/15/2006 ........................       1,726
      2,000   Qwest Corporation, Note,
                8.875% due 03/15/2012 ........................       2,195
      1,000   TELUS Corporation, Note,
                8.000% due 06/01/2011 ........................       1,145
      2,000   Vodafone Group PLC, Note,
                7.750% due 02/15/2010 ........................       2,233
                                                               -----------
                                                                    11,838
                                                               -----------

     HEALTH CARE - 4.7%
      1,500   Aetna Inc., Sr. Note,
                7.375% due 03/01/2006 ........................       1,517
                                                               -----------

    PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------

$     2,000   Cardinal Health, Inc., Note,
                6.750% due 02/15/2011 ........................ $     2,149
              DVI, Inc., Sr. Note, (in default):
        400     9.875% due 02/01/2004++ ......................          32
        900     9.875% due 02/01/2004++ ......................          72
      2,000   HCA Inc., Sr. Note,
                8.750% due 09/01/2010 ........................       2,219
        250   HIH Capital Ltd., Conv. Note,
                7.500% due 09/25/2006 ........................         249
        750   IVAX Corporation, Conv. Sr. Sub. Note,
                4.500% due 05/15/2008 ........................         753
      3,000   Tenet Healthcare Corporation, Sr. Note,
                6.375% due 12/01/2011 ........................       2,812
                                                               -----------
                                                                     9,803
                                                               -----------

     REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.8%
              Arden Realty LP, Note:
      1,000     5.200% due 09/01/2011 ........................         990
      1,000     5.250% due 03/01/2015 ........................         982
      1,000   Developers Diversified Realty Corporation,
                Note,
                4.625% due 08/01/2010 ........................         977
      2,000   Health Care Property Investors, Inc.,
                Note,
                6.000% due 03/01/2015 ........................       2,063
      2,500   Healthcare Realty Trust, Inc., Sr. Note,
                8.125% due 05/01/2011 ........................       2,800
                                                               -----------
                                                                     7,812
                                                               -----------

     MEDIA - 3.3%
      1,500   Comcast Cable Communications Inc.,
                Sr. Note,
                7.125% due 06/15/2013 ........................       1,672
      2,500   Cox Communications, Inc., Note,
                7.875% due 08/15/2009 ........................       2,745
      1,200   News America Holdings Inc., Sr. Deb.,
                8.000% due 10/17/2016 ........................       1,439
        500   Tele-Communications, Inc., Sr. Deb.,
                7.875% due 08/01/2013 ........................         579
        300   Time Warner Inc., Deb.,
                9.150% due 02/01/2023 ........................         388
                                                               -----------
                                                                     6,823
                                                               -----------

     GAMING - 3.0%
        500   Harrah's Operating Company Inc.,
                Company Guarantee,
                8.000% due 02/01/2011 ........................         560
      1,350   Old Evangeline Downs LLC / Diamond Jo
                LLC, Company Guarantee,
                8.750% due 04/15/2012 ........................       1,331
      2,000   Park Place Entertainment Corporation,
                Sr. Note,
                7.500% due 09/01/2009 ........................       2,163
      2,000   Riviera Holdings Corporation, Company
                Guarantee,
                11.000% due 06/15/2010 .......................       2,170
                                                               -----------
                                                                     6,224
                                                               -----------

     RETAIL - 1.8%
      1,000   Fred Meyer Inc., Company Guarantee,
                7.450% due 03/01/2008 ........................       1,055
      2,500   Safeway Inc., Note,
                7.500% due 09/15/2009 ........................       2,693
                                                               -----------
                                                                     3,748
                                                               -----------

 32                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT INCOME FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

    PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------

 CORPORATE BONDS AND NOTES - (CONTINUED)

     INFORMATION TECHNOLOGY - 1.7%
    $ 2,500   Conexant Systems Inc., Conv. Sub. Note,
                4.000% due 02/01/2007 ........................ $     2,425
      1,000   Extreme Networks, Inc., Conv. Sub. Note,
                3.500% due 12/01/2006 ........................         981
                                                               -----------
                                                                     3,406
                                                               -----------

     INDUSTRIAL PRODUCTS - 1.5%
      2,000   Noranda Inc., Note,
                6.000% due 10/15/2015 ........................       2,042
              Weyerhaeuser Company:
        500     Deb.,
                7.375% due 03/15/2032 ........................         567
        500     Note,
                6.750% due 03/15/2012 ........................         541
                                                               -----------
                                                                     3,150
                                                               -----------

     FOREIGN GOVERNMENT (U.S. DOLLAR DENOMINATED) - 1.2%
              Federal Republic of Brazil:
        750     Bond,
                9.250% due 10/22/2010 ........................         845
        500     Note,
                8.750% due 02/04/2025 ........................         529
      1,000   United Mexican States, Bond,
                9.875% due 02/01/2010 ........................       1,192
                                                               -----------
                                                                     2,566
                                                               -----------

     AEROSPACE/DEFENSE - 0.7%
      1,000   Boeing Company, Deb.,
                8.750% due 08/15/2021 ........................       1,365
                                                               -----------

              Total Corporate Bonds and Notes
                (Cost $133,064) ..............................     140,511
                                                               -----------

 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 20.6%

     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 10.7%
      7,201   4.000% due 09/01/2018-10/01/2018 ...............       6,943
      1,696   5.000% due 01/01/2018 ..........................       1,693
      8,924   5.500% due 03/01/2033-02/01/2035 ...............       8,933
        922   6.000% due 04/01/2032 ..........................         938
      1,336   6.500% due 05/01/2031-05/01/2032 ...............       1,377
         63   7.000% due 01/01/2030 ..........................          66
      2,000   7.630% due 02/01/2010 ..........................       2,187
                                                               -----------

              Total FNMA
                (Cost $22,240) ...............................      22,137
                                                               -----------

     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 9.4%
      3,180   4.500% due 08/01/2033 ..........................       3,033
      9,385   5.000% due 04/01/2018-05/01/2033 ...............       9,305
      5,071   5.500% due 11/01/2017-06/01/2035 ...............       5,099
      1,107   6.000% due 03/01/2031-05/01/2032 ...............       1,127
        488   6.500% due 06/01/2029-08/01/2029 ...............         504
        261   7.000% due 01/01/2032 ..........................         273
         22   9.000% due 01/01/2025 ..........................          24
                                                               -----------

              Total FHLMC
                (Cost $19,625) ...............................      19,365
                                                               -----------

    PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.5%
$       583   6.000% due 05/20/2032 .......................... $       595
        407   7.000% due 06/20/2031 ..........................         426
         27   9.000% due 02/15/2025 ..........................          30
                                                               -----------

              Total GNMA
                (Cost $1,018) ................................       1,051
                                                               -----------

              Total U.S. Government Agency
                Mortgage-Backed Securities
                (Cost $42,883) ...............................      42,553
                                                               -----------

 U.S. TREASURY OBLIGATIONS - 5.5%

     U.S. TREASURY NOTES - 4.4%
      2,000   3.375% due 11/15/2008 ..........................       1,953
      7,250   3.375% due 12/15/2008 ..........................       7,075
                                                               -----------
                                                                     9,028
                                                               -----------

     U.S. TREASURY BOND - 1.1%
      2,000   5.375% due 02/15/2031 ..........................       2,241
                                                               -----------

              Total U.S. Treasury Obligations
                (Cost $11,534) ...............................      11,269
                                                               -----------

     SHARES
    --------

 RIGHTS - 0.0% +++
   (COST $18)
      5,250   Danielson Holding Corporation-Rights+ ..........          68--
                                                               -----------

  PRINCIPAL
   AMOUNT
   (000S)
  --------

 REPURCHASE AGREEMENT - 4.9%
   (COST $10,168)
$    10,168   Agreement with Morgan Stanley, 3.400%
                dated 09/30/2005, to be repurchased at
                $10,171,000 on 10/03/2005
                (Collateralized by U.S. Treasury Bond,
                3.000% due 07/15/2012,
                market value $10,450,000) ....................      10,168
                                                               -----------
TOTAL INVESTMENTS (Cost $197,667*) ................     98.8%      204,569
OTHER ASSETS (LIABILITIES) (Net) ..................      1.2         2,550
                                                      ------   -----------
NET ASSETS ........................................    100.0%  $   207,119
                                                      ======   ===========
-----------------------------------
  * Aggregate cost for federal tax purposes.
 ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
  + Non-income producing security.
 ++ Defaulted security is past maturity but continues to be valued in recognition of future potential worth.
+++ Amount represents less than 0.1% of the total net assets of the Fund.
 -- Represents fair value as determined in good faith under the direction of the Board of Trustees.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    MTN      --   Medium Term Note
--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                   33

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT MONEY MARKET FUND

September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

    PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------

 CORPORATE BONDS AND NOTES - 39.0%
$       800   ACF Parking Ltd, Note,
                (LOC: Fifth Third Bank),
                3.840% due 05/01/2022+ ....................... $       800
        800   Bank One Corporation, Sr. Note, Series C,
                4.036% due 02/27/2006++ ......................         801
        700   Citigroup, Inc., Note,
                5.750% due 05/10/2006 ........................         708
        754   Everett Clinic, P.S., Bond,
                (LOC: Bank of America),
                3.850% due 05/01/2022+ .......................         754
        494   Gutwein Properties & Company, Note,
                (LOC: Fifth Third Bank),
                3.840% due 12/01/2024+ .......................         494
        855   Lauren Company LLC, Bond,
                (LOC: Wells Fargo Bank),
                3.880% due 07/01/2033+** .....................         855
        800   National City Bank, Note,
                2.500% due 04/17/2006 ........................         795
        700   PNC Bank NA,
                3.469% due 10/03/2005++ ......................         700
        620   Suntrust Bank, Note,
                2.125% due 01/30/2006 ........................         617
                                                               -----------

              Total Corporate Bonds and Notes
                (Cost $6,524) ................................       6,524
                                                               -----------

 TAXABLE MUNICIPAL BONDS - 28.0%
        750   California Statewide Communities
                Development Authority, MFHR,
                Hallmark House Apartments),
                Series ZZ-T, (FNMA Collateral),
                3.930% due 12/15/2036+ .......................         750
        855   Illinois Health Facilities Authority,
                Health Care Revenue,
                (Loyola University Health System),
                Series C, (MBIA Insured),
                3.860% due 07/01/2024+ .......................         855
        645   Michigan State Housing Development
                Authority, Single-Family Mortgage
                Revenue, Series D, (FSA Insured),
                3.820% due 06/01/2034+ .......................         645
        720   New York State Housing Finance Agency,
                Housing Revenue, (West 20th Street
                Project), Series B, (FNMA Collateral),
                3.840% due 05/15/2033+ .......................         720
        700   Oakland-Alameda County, California,
                Coliseum Authority, Lease Revenue,
                (Coliseum Project), Series D,
                (LOC: Wachovia Bank),
                3.840% due 02/01/2011+ .......................         700
        500   Shelby County, Tennessee, Health,
                Educational & Housing Facilities Board,
                MFHR, Series A-T, (LOC: Bank of America),
                3.800% due 07/01/2022+ .......................         500
        510   Washington State Housing Finance
                Commission, MFHR, (Bremerton
                Project), Series B, (FNMA Collateral),
                3.880% due 05/15/2033+ .......................         510
                                                               -----------

              Total Taxable Municipal Bonds
                (Cost $4,680) ................................       4,680
                                                               -----------
    PRINCIPAL
     AMOUNT                                                         VALUE
     (000S)                                                         (000S)
     ------                                                         ------

 COMMERCIAL PAPER (YANKEE) - 25.5%
$       800   BNP Paribas Finance,
                3.700% due 12/19/2005+++ ..................... $       794
        800   Dexia Delaware LLC,
                3.720% due 11/23/2005+++ .....................         796
        800   ING (US) Funding,
                3.530% due 10/18/2005+++ .....................         799
        800   Landesbank Badenwurttemberg,
                3.900% due 02/27/2006+++ .....................         787
        500   Societe Generale North America,
                3.720% due 11/14/2005+++ .....................         498
        600   UBS Finance (D.E.) LLC,
                3.400% due 10/14/2005+++ .....................         599
                                                               -----------

              Total Commercial Paper (Yankee)
                (Cost $4,273) ................................       4,273
                                                               -----------

 FUNDING AGREEMENT - 3.0%
   (COST $500)
        500   New York Life Insurance,
                3.740% due 08/02/2006++*** ...................         500--
                                                               -----------

 REPURCHASE AGREEMENT - 4.7%
   (COST $782)
        782   Agreement with Morgan Stanley, 3.400%
                dated 09/30/2005, to be repurchased at
                $782,000 on 10/03/2005
                (Collateralized by U.S. Treasury Bond,
                3.000% due 07/15/2012,
                market value $804,000) .......................         782
                                                               -----------
TOTAL INVESTMENTS (Cost $16,759*) ..................   100.2%       16,759
OTHER ASSETS (LIABILITIES) (Net) ...................    (0.2)          (30)
                                                      ------   -----------
NET ASSETS .........................................   100.0%  $    16,729
                                                      ======   ===========
-----------------------------------
  * Aggregate cost for federal tax purposes.
 ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
*** Security is restricted and illiquid. It was acquired on August 3, 2005, and has a value of $0.03 per share to the Fund.
  + Variable rate securities payable upon demand with not more than five business days notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at September 30, 2005.
 ++ Floating rate security whose interest rate is reset periodically based on an index.
+++ Rate represents discount rate on purchase date.
 -- Represents fair value as determined in good faith under the direction of the Board of Trustees.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    FNMA -- Federal National Mortgage Association
    FSA  -- Financial Security Assurance
    LOC  -- Letter of Credit
    MBIA -- Municipal Bond Investors Assurance
    MFHR -- Multi-family Housing Revenue
--------------------------------------------------------------------------------

34                     See Notes to Portfolio of Investments.

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
WM VARIABLE TRUST
--------------------------------------------------------------------------------

1. VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:
Securities that are primarily traded on a U.S. exchange (excluding securities traded through the NASDAQ National Market System, which are valued at the NASDAQ official closing price) are valued at the last reported sales price on that exchange or, if there were no sales during the day (and no official closing price on such day), at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the NASDAQ National Market System and the U.S. Government Securities System) are valued at the mean of the current day's bid and asked prices.

The value of a foreign security is determined in its functional currency as of the close of trading on the foreign exchange on which it is traded or at the close of the New York Stock Exchange, if that is earlier, or if there has been movement in the U.S. market and/or other economic indicators that exceed a specified threshold, the foreign security is fair valued. The value is then converted into its U.S. dollar equivalent using prevailing exchange rates on the day the value of the foreign security is determined.

Options are generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than short-term investments), including municipal securities, are valued by one or more independent pricing services retained by the Trust. When, in the judgment of a pricing service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid and asked prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined by, or under the direction of, the Board of Trustees which may rely on the assistance of one or more pricing services.

The investments of the Money Market Fund are valued on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which approximates market value and does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the amortized cost fairly reflects the market-based net asset value per share. Certain other assets may be valued by the Advisor under the supervision of the Board of Trustees.

REPURCHASE AGREEMENTS:
Each Fund may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Fund's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Fund enters into repurchase agreements.

FUTURES CONTRACTS:
Certain Funds may enter into futures transactions. The underlying value of a futures contract is incorporated within the unrealized appreciation/(depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts."

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (known as an initial margin deposit). Subsequent payments (known as variation margins) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

PURCHASED OPTION CONTRACTS:
Certain Funds may enter into put and call option contracts. These Funds may use option contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Upon entering into a put or call option, the premium paid is recorded as an investment. The daily changes in contract value are recorded as unrealized gains or losses. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option plus related transaction costs. When the Fund exercises a put option, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

FOREIGN CURRENCY:
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of investments. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses, which result from changes in exchange rates between trade date and settlement date on investment transactions as well as the difference between the

--------------------------------------------------------------------------------

WM VARIABLE TRUST
--------------------------------------------------------------------------------

amounts of interest and dividends recorded on the books of the Funds and the amount actually received, have been included in realized gains/(losses) on investment transactions. Foreign currency gains and losses, which result from fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date, have been included in realized gains/(losses) on investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS:
Certain Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. Due to the risks, the Funds could incur losses up to the entire contract amount, which may exceed the net unrealized value.

ILLIQUID INVESTMENTS:
Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven calendar days; (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined in the following paragraph; and (6) certain over-the-counter options.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally must be sold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, the investment will be subject to a Fund's limitation on investment in illiquid securities as indicated above.

SECURITIES TRANSACTIONS:
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

2.   LENDING OF SECURITIES
Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. The Funds also continue to receive interest or dividends on the securities loaned. Each security loan is collateralized with assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral, that the collateral could lose value or become valueless, or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At September 30, 2005, each of the Funds with outstanding loans of securities to certain brokers, dealers or other financial institutions has segregated cash and/or securities at least equal to the market value of securities loaned with the Funds' custodian. The Funds currently invest the segregated cash in Mellon GSL DBT II which is a common collective trust that invests in high grade short term investments.

3. UNREALIZED APPRECIATION/(DEPRECIATION)
At September 30, 2005, the aggregate gross unrealized appreciation/(depreciation) on a tax basis are as follows:

                                                                            (IN THOUSANDS)
                                     ---------------------------------------------------------------------------------------------

                                                    VT EQUITY     VT GROWTH   VT WEST COAST   VT MID CAP               VT SMALL CAP
                                       VT REIT       INCOME        & INCOME      EQUITY        STOCK       VT GROWTH      VALUE
                                        FUND          FUND          FUND         FUND           FUND         FUND         FUND
                                     -----------   -----------   -----------   -----------   -----------   ----------  -----------
Tax basis unrealized appreciation .  $    19,577   $    56,337   $    63,039   $    39,809   $    33,152   $   34,491  $     7,985

Tax basis unrealized depreciation .         (419)       (4,831)       (9,891)       (7,273)       (1,143)      (3,887)      (4,000)
                                     -----------   -----------   -----------   -----------   -----------   ----------  -----------
Net tax basis unrealized
   appreciation/(depreciation) ....  $    19,158   $    51,506   $    53,148   $    32,536   $    32,009   $   30,604  $     3,985
                                     ===========   ===========   ===========   ===========   ===========   =========== ===========

                                                                                  VT U.S.
                                     VT SMALL CAP VT INTERNATIONAL VT SHORT TERM GOVERNMENT                 VT MONEY
                                       GROWTH         GROWTH         INCOME     SECURITIES    VT INCOME      MARKET
                                        FUND           FUND           FUND         FUND         FUND          FUND
                                     -----------   -----------   -----------   -----------   -----------   ----------
Tax basis unrealized appreciation .  $     7,690   $    26,586   $       364   $     1,632   $    10,658   $       --
Tax basis unrealized depreciation .       (1,223)       (1,407)         (579)       (3,931)       (3,756)          --
                                     -----------   -----------   -----------   -----------   -----------   ----------
Net tax basis unrealized
   appreciation/(depreciation) ....  $     6,467   $    25,179   $      (215)  $    (2,299)  $     6,902   $       --
                                     ===========   ===========   ===========   ===========   ===========   ==========

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
WM VARIABLE TRUST
--------------------------------------------------------------------------------

1. VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:
Securities that are primarily traded on a U.S. exchange (excluding securities traded through the NASDAQ National Market System, which are valued at the NASDAQ official closing price) are valued at the last reported sales price on that exchange or, if there were no sales during the day (and no official closing price on such day), at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the NASDAQ National Market System and the U.S. Government Securities System) are valued at the mean of the current day's bid and asked prices.

The value of a foreign security is determined in its functional currency as of the close of trading on the foreign exchange on which it is traded or at the close of the New York Stock Exchange, if that is earlier, or if there has been movement in the U.S. market and/or other economic indicators that exceed a specified threshold, the foreign security is fair valued. The value is then converted into its U.S. dollar equivalent using prevailing exchange rates on the day the value of the foreign security is determined.

Options are generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than short-term investments), including municipal securities, are valued by one or more independent pricing services retained by the Trust. When, in the judgment of a pricing service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid and asked prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined by, or under the direction of, the Board of Trustees which may rely on the assistance of one or more pricing services.

The investments of the Money Market Fund are valued on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which approximates market value and does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the amortized cost fairly reflects the market-based net asset value per share. Certain other assets may be valued by the Advisor under the supervision of the Board of Trustees.

REPURCHASE AGREEMENTS:
Each Fund may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Fund's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Fund enters into repurchase agreements.

FUTURES CONTRACTS:
Certain Funds may enter into futures transactions. The underlying value of a futures contract is incorporated within the unrealized appreciation/(depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts."

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (known as an initial margin deposit). Subsequent payments (known as variation margins) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

PURCHASED OPTION CONTRACTS:
Certain Funds may enter into put and call option contracts. These Funds may use option contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Upon entering into a put or call option, the premium paid is recorded as an investment. The daily changes in contract value are recorded as unrealized gains or losses. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option plus related transaction costs. When the Fund exercises a put option, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

FOREIGN CURRENCY:
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of investments. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses, which result from changes in exchange rates between trade date and settlement date on investment transactions as well as the difference between the

--------------------------------------------------------------------------------

WM VARIABLE TRUST
--------------------------------------------------------------------------------

amounts of interest and dividends recorded on the books of the Funds and the amount actually received, have been included in realized gains/(losses) on investment transactions. Foreign currency gains and losses, which result from fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date, have been included in realized gains/(losses) on investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS:
Certain Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. Due to the risks, the Funds could incur losses up to the entire contract amount, which may exceed the net unrealized value.

ILLIQUID INVESTMENTS:
Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven calendar days; (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined in the following paragraph; and (6) certain over-the-counter options.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally must be sold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, the investment will be subject to a Fund's limitation on investment in illiquid securities as indicated above.

SECURITIES TRANSACTIONS:
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

2.   LENDING OF SECURITIES
Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. The Funds also continue to receive interest or dividends on the securities loaned. Each security loan is collateralized with assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral, that the collateral could lose value or become valueless, or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At September 30, 2005, each of the Funds with outstanding loans of securities to certain brokers, dealers or other financial institutions has segregated cash and/or securities at least equal to the market value of securities loaned with the Funds' custodian. The Funds currently invest the segregated cash in Mellon GSL DBT II which is a common collective trust that invests in high grade short term investments.

3. UNREALIZED APPRECIATION/(DEPRECIATION)
At September 30, 2005, the aggregate gross unrealized appreciation/(depreciation) on a tax basis are as follows:

                                                                            (IN THOUSANDS)
                                     ---------------------------------------------------------------------------------------------

                                                    VT EQUITY     VT GROWTH   VT WEST COAST   VT MID CAP               VT SMALL CAP
                                       VT REIT       INCOME        & INCOME      EQUITY        STOCK       VT GROWTH      VALUE
                                        FUND          FUND          FUND         FUND           FUND         FUND         FUND
                                     -----------   -----------   -----------   -----------   -----------   ----------  -----------
Tax basis unrealized appreciation .  $    19,577   $    56,337   $    63,039   $    39,809   $    33,152   $   34,491  $     7,985

Tax basis unrealized depreciation .         (419)       (4,831)       (9,891)       (7,273)       (1,143)      (3,887)      (4,000)
                                     -----------   -----------   -----------   -----------   -----------   ----------  -----------
Net tax basis unrealized
   appreciation/(depreciation) ....  $    19,158   $    51,506   $    53,148   $    32,536   $    32,009   $   30,604  $     3,985
                                     ===========   ===========   ===========   ===========   ===========   =========== ===========

                                                                                  VT U.S.
                                     VT SMALL CAP VT INTERNATIONAL VT SHORT TERM GOVERNMENT                 VT MONEY
                                       GROWTH         GROWTH         INCOME     SECURITIES    VT INCOME      MARKET
                                        FUND           FUND           FUND         FUND         FUND          FUND
                                     -----------   -----------   -----------   -----------   -----------   ----------
Tax basis unrealized appreciation .  $     7,690   $    26,586   $       364   $     1,632   $    10,658   $       --
Tax basis unrealized depreciation .       (1,223)       (1,407)         (579)       (3,931)       (3,756)          --
                                     -----------   -----------   -----------   -----------   -----------   ----------
Net tax basis unrealized
   appreciation/(depreciation) ....  $     6,467   $    25,179   $      (215)  $    (2,299)  $     6,902   $       --
                                     ===========   ===========   ===========   ===========   ===========   ==========

PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
VT FLEXIBLE INCOME PORTFOLIO
September 30, 2005 (unaudited)
---------------------------------------------------------------
                                                       VALUE
     SHARES                                            (000S)
    -------                                            -----

INVESTMENT COMPANY SECURITIES -- 99.6%
     EQUITY FUNDS -- 24.4%
    512,180   WM VT Equity Income Fund ........... $     8,845
    900,867   WM VT Growth & Income Fund .........      16,207
    913,775   WM VT Growth Fund ..................      12,308
    436,357   WM VT Mid Cap Stock Fund ...........       7,313
    159,522   WM VT REIT Fund ....................       2,763
    235,896   WM VT Small Cap Growth Fund+ .......       2,265
    208,864   WM VT Small Cap Value Fund .........       2,567
    119,581   WM VT West Coast Equity Fund .......       2,539
                                                   -----------
              Total Equity Funds
                (Cost $40,985) ...................      54,807
                                                   -----------

     FIXED INCOME FUNDS -- 75.2%
  1,909,887   WM High Yield Fund .................      15,814
  5,040,884   WM VT Income Fund ..................      53,534
 10,405,695   WM VT Short Term Income Fund .......      26,118
  7,038,966   WM VT U.S. Government Securities Fund     73,276
                                                   -----------
              Total Fixed Income Funds
                (Cost $166,027) ..................     168,742
                                                   -----------

              Total Investment Company Securities
                (Cost $207,012) ..................     223,549
                                                   -----------

    PRINCIPAL
     AMOUNT
     (000S)
    --------

 REPURCHASE AGREEMENT -- 0.3%
   (COST $603)

$       603   Agreement with Morgan Stanley,
                3.400% dated 09/30/2005, to be
                repurchased at $603,000 on
                10/03/2005 (Collateralized by U.S.
                Treasury Bond 3.000% due 07/15/2012,
                market value $620,000) ..........          603
                                                   -----------
TOTAL INVESTMENTS (Cost $207,615*) ......   99.9%      224,152
OTHER ASSETS (LIABILITIES) (NET) ........    0.1           319
                                          ------   -----------
NET ASSETS ..............................  100.0%  $   224,471
                                          ======   ===========

----------------------------------
   * Aggregate cost for federal tax purposes.
   + Non-income producing security.

VT CONSERVATIVE BALANCED PORTFOLIO
September 30, 2005 (unaudited)
---------------------------------------------------------------
                                                      VALUE
     SHARES                                          (000S)
    -------                                           -----

 INVESTMENT COMPANY SECURITIES -- 99.2%
     EQUITY FUNDS -- 41.6%
    289,608   WM VT Equity Income Fund ........... $     5,002
    384,464   WM VT Growth & Income Fund .........       6,916
    413,025   WM VT Growth Fund ..................       5,563
    225,304   WM VT International Growth Fund ....       3,098
    162,708   WM VT Mid Cap Stock Fund ...........       2,727
     89,070   WM VT REIT Fund ....................       1,543
     74,639   WM VT Small Cap Growth Fund+ .......         717
     90,227   WM VT Small Cap Value Fund .........       1,109
     99,907   WM VT West Coast Equity Fund .......       2,121
                                                   -----------

              Total Equity Funds
                (Cost $23,010) ...................      28,796
                                                   -----------

     FIXED INCOME FUNDS -- 57.6%
    475,885   WM High Yield Fund .................       3,940
  1,174,002   WM VT Income Fund ..................      12,468
  1,551,235   WM VT Short Term Income Fund .......       3,894
  1,887,247   WM VT U.S. Government Securities Fund     19,646
                                                   -----------

              Total Fixed Income Funds
                (Cost $39,797) ...................      39,948
                                                   -----------

              Total Investment Company Securities
                (Cost $62,807) ...................      68,744
                                                   -----------

    PRINCIPAL
     AMOUNT
     (000S)
    --------

 REPURCHASE AGREEMENT -- 0.5%
   (COST $319)

$       319   Agreement with Morgan Stanley,
                3.400% dated 09/30/2005, to be
                repurchased at $319,000 on
                10/03/2005. (Collateralized by U.S.
                Treasury Bond, 3.000% due 07/15/2012,
                market value $328,000) ...........         319
                                                   -----------
TOTAL INVESTMENTS (Cost $63,126*) ........  99.7%       69,063
OTHER ASSETS (LIABILITIES) (NET) .........   0.3           232
                                          ------   -----------
NET ASSETS ............................... 100.0%  $    69,295
                                          ======   ===========
----------------------------
   * Aggregate cost for federal tax purposes.
   + Non-income producing security.

                     See Notes to Portfolio of Investments.                    1

PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
VT BALANCED PORTFOLIO
September 30, 2005 (unaudited)
---------------------------------------------------------------
                                                       VALUE
     SHARES                                            (000S)
    -------                                            -----

 INVESTMENT COMPANY SECURITIES -- 98.9%
     EQUITY FUNDS -- 64.4%
  4,095,702   WM VT Equity Income Fund ........... $    70,733
  4,966,480   WM VT Growth & Income Fund .........      89,347
  6,430,263   WM VT Growth Fund ..................      86,616
  2,854,308   WM VT International Growth Fund ....      39,247
  2,504,059   WM VT Mid Cap Stock Fund ...........      41,968
  1,458,453   WM VT REIT Fund ....................      25,260
  1,272,774   WM VT Small Cap Growth Fund+ .......      12,218
  1,495,496   WM VT Small Cap Value Fund .........      18,380
  1,652,593   WM VT West Coast Equity Fund .......      35,084
                                                   -----------

              Total Equity Funds
                (Cost $333,623) ..................     418,853
                                                   -----------

     FIXED INCOME FUNDS -- 34.5%
  3,974,796   WM High Yield Fund .................      32,911
  7,080,177   WM VT Income Fund ..................      75,192
  2,898,136   WM VT Short Term Income Fund .......       7,274
 10,517,541   WM VT U.S. Government Securities Fund    109,488
                                                   -----------

              Total Fixed Income Funds
                (Cost $214,643) ..................     224,865
                                                   -----------

              Total Investment Company Securities
                (Cost $548,266) ..................     643,718
                                                   -----------

    PRINCIPAL
     AMOUNT
     (000S)
    ---------

 REPURCHASE AGREEMENT -- 1.1%
   (COST $7,351)

$     7,351   Agreement with Morgan Stanley,
                3.400% dated 09/30/2005, to be
                repurchased at $7,353,000 on
                10/03/2005 (Collateralized by U.S.
                Treasury Bond, 3.000% due 07/15/2012,
                market value $7,555,000) .........       7,351
                                                   -----------
TOTAL INVESTMENTS (Cost $555,617*) ......  100.0%      651,069
OTHER ASSETS (LIABILITIES) (NET) ........    0.0          (124)
                                          ------   -----------
NET ASSETS ..............................  100.0%  $   650,945
                                          ======   ===========
-------------------------------
   * Aggregate cost for federal tax purposes.
   + Non-income producing security.

VT CONSERVATIVE GROWTH PORTFOLIO
September 30, 2005 (unaudited)
---------------------------------------------------------------
                                                       VALUE
     SHARES                                            (000S)
    -------                                            -----

 INVESTMENT COMPANY SECURITIES -- 99.8%
     EQUITY FUNDS -- 83.7%
  2,905,277   WM VT Equity Income Fund ........... $    50,174
  4,121,959   WM VT Growth & Income Fund .........      74,154
  4,515,724   WM VT Growth Fund ..................      60,827
  2,354,484   WM VT International Growth Fund ....      32,374
  1,868,365   WM VT Mid Cap Stock Fund ...........      31,314
  1,006,772   WM VT REIT Fund ....................      17,437
  1,055,695   WM VT Small Cap Growth Fund+ .......      10,135
  1,195,508   WM VT Small Cap Value Fund .........      14,693
  1,307,019   WM VT West Coast Equity Fund .......      27,748
                                                   -----------

              Total Equity Funds
                (Cost $267,659) ..................     318,856
                                                   -----------

     FIXED INCOME FUNDS -- 16.1%
  1,707,333   WM High Yield Fund .................      14,137
  1,378,961   WM VT Income Fund ..................      14,644
  3,129,013   WM VT U.S. Government Securities Fund     32,573
                                                   -----------

              Total Fixed Income Funds
                (Cost $58,045) ...................      61,354
                                                   -----------

              Total Investment Company Securities
                (Cost $325,704) ..................     380,210
                                                   -----------

    PRINCIPAL
     AMOUNT
     (000S)
    ---------

 REPURCHASE AGREEMENT -- 0.1%
   (COST $387)

$       387   Agreement with Morgan Stanley,
                3.400% dated 09/30/2005, to be
                repurchased at $387,000 on
                10/03/2005 (Collateralized by U.S.
                Treasury Bond, 3.000% due 07/15/2012,
                market value $398,000) ...........         387
                                                   -----------
TOTAL INVESTMENTS (Cost $326,091*) ......   99.9%      380,597
OTHER ASSETS (LIABILITIES) (NET) ........    0.1           528
                                          ------   -----------
NET ASSETS ..............................  100.0%  $   381,125
                                          ======   ===========
---------------------------------
   * Aggregate cost for federal tax purposes.
   + Non-income producing security.

2                     See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT STRATEGIC GROWTH PORTFOLIO
September 30, 2005 (unaudited)
---------------------------------------------------------------
                                                       VALUE
     SHARES                                            (000S)
    -------                                            -----

 INVESTMENT COMPANY SECURITIES -- 99.6%
     EQUITY FUNDS -- 94.7%
  1,394,438   WM VT Equity Income Fund ........... $    24,082
  2,257,127   WM VT Growth & Income Fund .........      40,606
  2,312,843   WM VT Growth Fund ..................      31,154
  1,263,565   WM VT International Growth Fund ....      17,374
  1,147,581   WM VT Mid Cap Stock Fund ...........      19,233
    467,364   WM VT REIT Fund ....................       8,095
    578,135   WM VT Small Cap Growth Fund+ .......       5,550
    613,908   WM VT Small Cap Value Fund .........       7,545
    743,883   WM VT West Coast Equity Fund .......      15,793
                                                   -----------

              Total Equity Funds
                (Cost $145,160) ..................     169,432
                                                   -----------

     FIXED INCOME FUND -- 4.9%
  1,052,541   WM High Yield Fund .................       8,715
                                                   -----------

              Total Fixed Income Fund
                (Cost $8,415) ....................       8,715
                                                   -----------

              Total Investment Company Securities
                (Cost $153,575) ..................     178,147
                                                   -----------

    PRINCIPAL
     AMOUNT
     (000S)
   -----------

 REPURCHASE AGREEMENT -- 0.1%
   (COST $225)

$       225   Agreement with Morgan Stanley,
                3.400% dated 09/30/2005, to be
                repurchased at $225,000 on
                10/03/2005 (Collateralized by U.S.
                Treasury Bond, 3.000% due 07/15/2012,
                market value $231,000) ...........         225
                                                   -----------
TOTAL INVESTMENTS (Cost $153,800*) ......   99.7%      178,372
OTHER ASSETS (LIABILITIES) (NET) ........    0.3           573
                                          ------   -----------
NET ASSETS ..............................  100.0%  $   178,945
                                          ======   ===========
----------------------------
   * Aggregate cost for federal tax purposes.
   + Non-income producing security.

                     See Notes to Portfolio of Investments.                    3

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

1. VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:
Each of the Portfolios invests, within certain percentage ranges, in Class1 shares of various funds in the Trust and Class I shares of WM High Yield Fund (collectively, the "Underlying Funds"). See footnote 3 on Underlying Funds.

Investments in the Underlying Funds are valued at net asset value per Class 1 or Class I share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less are valued at amortized cost which approximates market value.

REPURCHASE AGREEMENTS:
Each Portfolio may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Portfolio's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio would seek to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Portfolio enters into repurchase agreements.

SECURITIES TRANSACTIONS:
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis.

2. UNREALIZED APPRECIATION/(DEPRECIATION)

At September 30, 2005, the aggregate gross unrealized appreciation/(depreciation) on a tax basis are as follows:

                                                                                   (IN THOUSANDS)
                                                      ------------------------------------------------------------------------
                                                      VT FLEXIBLE  VT CONSERVATIVE               VT CONSERVATIVE  VT STRATEGIC
                                                         INCOME        BALANCED     VT BALANCED      GROWTH          GROWTH
                                                        PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                       -----------   -----------    ----------      ---------      ----------
Tax basis unrealized appreciation .................    $    17,660   $     6,284    $   95,452      $  60,060      $   26,768
Tax basis unrealized depreciation .................         (1,123)         (347)           --         (5,554)         (2,196)
                                                       -----------   -----------    ----------      ---------      ----------
Net tax basis unrealized appreciation/(depreciation)   $    16,537   $     5,937    $   95,452      $  54,506      $   24,572
                                                       ===========   ===========    ==========      =========      ==========


3.   UNDERLYING FUNDS

The WM Variable Trust N-Q report, which is available on the Securities and Exchange Commission's website at www.sec.gov and without charge, upon request, by calling 800-222-5822.

INVESTMENT OBJECTIVES OF UNDERLYING FUNDS:
The investment objectives of the Underlying Funds are as follows:

         WM VT REIT Fund               Seeks to provide a high level of current
                                       income and intermediate to long-term
                                       capital appreciation.

         WM VT Equity Income Fund      Seeks to provide a relatively high level
                                       of current income and long-term growth
                                       of income and capital.

         WM VT Growth & Income Fund    Seeks to provide long-term capital
                                       growth. Current income is a secondary
                                       consideration.

         WM VT West Coast Equity Fund  Seeks to provide long-term growth of capital.

         WM VT Mid Cap Stock Fund      Seeks to provide long-term capital
                                       appreciation.

--------------------------------------------------------------------------------
WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

   WM VT Growth Fund                         Seeks to provide long-term capital
                                             appreciation.

   WM VT Small Cap Value Fund                Seeks to provide long-term capital
                                             appreciation.

   WM VT Small Cap Growth Fund               Seeks to provide long-term capital
                                             appreciation.

   WM VT International Growth Fund           Seeks to provide long-term capital
                                             appreciation.

   WM VT Short Term Income Fund              Seeks to provide as high a level of
                                             current income as is consistent with
                                             prudent investment management and
                                             stability of principal.

   WM VT U.S. Government Securities Fund     Seeks to provide a high level  of current
                                             income consistent with safety and liquidity.

   WM VT Income Fund                         Seeks to provide a high level of current income
                                             consistent with preservation of capital.

   WM High Yield Fund                        Seeks to provide a high level of current income.


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